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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Corporate Leaders 100 Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 101.7%
		Aerospace/Defense: 0.5%
849	@	TransDigm Group, Inc.	$30,004
			30,004
		Agriculture: 3.5%
5,800		Altria Group, Inc.	89,552
3,242		Philip Morris International, Inc.	108,510
			198,062
		Apparel: 0.8%
3,300	@	Coach, Inc.	46,134
			46,134
		Auto Manufacturers: 1.0%
2,200		Paccar, Inc.	55,154
			55,154
		Auto Parts & Equipment: 0.7%
2,500	@@	Autoliv, Inc.	37,200
			37,200
		Banks: 6.4%
2,400		Comerica, Inc.	36,024
1,300		Goldman Sachs Group, Inc.	118,404
4,500		JPMorgan Chase & Co.	102,825
1,500		PNC Financial Services Group, Inc.	41,010
5,500		Wells Fargo & Co.	66,550
			364,813
		Beverages: 3.1%
1,000	S	Coca-Cola Co.	40,850
2,800		PepsiCo, Inc.	134,792
			175,642
		Biotechnology: 2.0%
2,500	@	Gilead Sciences, Inc.	112,000
			112,000
		Chemicals: 1.3%
2,000	S	EI Du Pont de Nemours & Co.	37,520
500		Monsanto Co.	38,135
			75,655
		Computers: 4.8%
1,400	@	Apple, Inc.	125,034
2,600	@	Cognizant Technology Solutions Corp.	47,840
3,500		Hewlett-Packard Co.	101,605
			274,479
		Cosmetics/Personal Care: 3.5%
4,116		Procter & Gamble Co.	198,268
			198,268
		Diversified Financial Services: 0.5%
599	@@	Deutsche Boerse AG	27,401
			27,401
		Electric: 5.1%
1,900		Exelon Corp.	89,718
1,800		NSTAR	57,906
3,700		Pacific Gas & Electric Co.	141,414
			289,038
		Electronics: 1.3%
2,900		Amphenol Corp.	73,718
			73,718
		Entertainment: 0.6%
3,200		Regal Entertainment Group	32,768
			32,768
		Environmental Control: 1.1%
2,300		Waste Management, Inc.	62,100
			62,100
		Food: 0.7%
1,400	@@	Cadbury PLC ADR	42,896
			42,896
		Healthcare - Products: 5.6%
2,796	@@	Covidien Ltd.	88,549
2,400		Johnson & Johnson	120,000
3,400	@	St. Jude Medical, Inc.	112,744
			321,293
		Healthcare - Services: 1.8%
3,100	@	WellPoint, Inc.	105,152
			105,152
		Insurance: 3.7%
2,303		Reinsurance Group of America, Inc.	62,642
2,400		Travelers Cos., Inc.	86,760
2,800	@@	Willis Group Holdings Ltd.	61,292
			210,694

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Internet: 2.2%
374	@	Google, Inc. - Class A	$126,408
			126,408
		Iron/Steel: 0.7%
2,100		United States Steel Corp.	41,307
			41,307
		Machinery - Diversified: 1.7%
2,200		Cummins, Inc.	45,760
1,300		Roper Industries, Inc.	53,755
			99,515
		Media: 1.9%
4,005	@	Liberty Media Corp. - Entertainment	69,367
5,200		Time Warner, Inc.	39,676
			109,043
		Mining: 2.1%
1,600	@@	BHP Billiton Ltd. ADR	58,272
2,100		Freeport-McMoRan Copper & Gold, Inc.	63,882
			122,154
		Miscellaneous Manufacturing: 3.4%
8,400		General Electric Co.	71,484
2,200		Honeywell International, Inc.	59,026
2,200		Illinois Tool Works, Inc.	61,160
			191,670
		Oil & Gas: 13.8%
800		Apache Corp.	47,272
1,000		Chevron Corp.	60,710
1,500	@@	EnCana Corp.	58,851
5,600		ExxonMobil Corp.	380,240
3,000		Marathon Oil Corp.	69,810
1,600	@@	Royal Dutch Shell PLC ADR - Class A	70,352
1,000	@	Transocean, Ltd.	59,770
1,300		XTO Energy, Inc.	41,158
			788,163
		Oil & Gas Services: 1.0%
6,000		BJ Services Co.	58,020
			58,020
		Pharmaceuticals: 7.1%
2,500		Abbott Laboratories	118,350
6,000		Pfizer, Inc.	73,860
1,900	@@	Teva Pharmaceutical Industries Ltd. ADR	84,702
3,200		Wyeth	130,624
			407,536
		Retail: 5.5%
3,186		Burger King Holdings, Inc.	68,467
4,800		Gap, Inc.	51,792
3,300		Home Depot, Inc.	68,937
4,300		Macy’s, Inc.	33,841
1,800		Wal-Mart Stores, Inc.	88,632
			311,669
		Semiconductors: 4.2%
3,300		Altera Corp.	50,589
4,800		Intel Corp.	61,152
3,400		Linear Technology Corp.	74,120
7,100	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,534
			239,395
		Software: 3.1%
6,400		Microsoft Corp.	103,360
4,800	@	Oracle Corp.	74,592
			177,952
		Telecommunications: 6.3%
5,400		AT&T, Inc.	128,358
4,800		Qualcomm, Inc.	160,463
21,900	@	Sprint Nextel Corp.	72,051
			360,872
		Transportation: 0.7%
2,100		JB Hunt Transport Services, Inc.	42,798
			42,798
		Total Common Stock
		(Cost $7,602,911)	5,808,973
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
110		SPDR Trust Series 1	8,132
		Total Exchange-Traded Funds
		(Cost $8,718)	8,132
		Total Long-Term Investments
		(Cost $7,611,629)	5,817,105

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 5.6%
		Affiliated Mutual Fund: 5.6%
318,000	S	ING Institutional Prime Money Market Fund - Class I		$318,000
		Total Short-Term Investments
		(Cost $318,000)		318,000
		Total Investments in Securities
		(Cost $7,929,629)*	107.4%	$6,135,105
		Other Assets and Liabilities - Net	(7.4)	(424,637)
		Net Assets	100.0%	$5,710,468

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $8,072,170.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$24,741
		Gross Unrealized Depreciation		(1,961,806)
		Net Unrealized Depreciation		$(1,937,065)

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$6,107,704	$(443,683)
Level 2- Other Significant Observable Inputs	27,401	—
Level 3- Significant Unobservable Inputs	—	—
Total	$6,135,105	$(443,683)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$12,193
Total		$—		$12,193

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

ING 130/30 Fundamental Research Fund Open Futures Contracts on February 28, 2009

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500 E-Mini	4	03/20/09	$(12,193)
			$(12,193)

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2009 (Unaudited) (continued)

The following short positions were held by the ING 130/30 Fundamental Research Fund at February 28, 2009:

Shares	Descriptions	Market Value
(1,798)	Infosys Technologies Ltd. ADR	$(43,512)
(700)	Baxter International, Inc.	(35,637)
(2,300)	Cabot Microelectronics Corp.	(47,334)
(2,600)	Coca-Cola Enterprises, Inc.	(29,848)
(1,600)	Factset Research Systems, Inc.	(61,664)
(1,500)	Pepsi Bottling Group, Inc.	(27,750)
(1,200)	Rockwell Automation, Inc.	(24,120)
(2,000)	Target Corp.	(56,620)
(1,700)	Wisconsin Energy Corp.	(67,694)
(2,800)	Xilinx, Inc.	(49,504)
	Total Short Positions (Proceeds $638,107)	$(443,683)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 56.7%
		Advertising: 0.4%
1,050		Harte-Hanks, Inc.	$5,891
31,750	@	Interpublic Group of Cos., Inc.	120,968
180	@	inVentiv Health, Inc.	1,829
13,506		Omnicom Group	324,549
			453,237
		Aerospace/Defense: 1.8%
1,840	@	AAR Corp.	24,325
400	@	Aerovironment, Inc.	12,488
550	@	Alliant Techsystems, Inc.	38,863
1,100		Cubic Corp.	28,666
440		Curtiss-Wright Corp.	11,700
1,310	@	Esterline Technologies Corp.	33,195
10,737		General Dynamics Corp.	470,495
4,128		Goodrich Corp.	136,802
1,972		Lockheed Martin Corp.	124,453
530	@	Moog, Inc.	12,323
7,900		Northrop Grumman Corp.	295,144
1,330	@	Orbital Sciences Corp.	18,820
8,050		Raytheon Co.	321,759
940	@	Teledyne Technologies, Inc.	21,535
300		Triumph Group, Inc.	10,836
11,375		United Technologies Corp.	464,441
			2,025,845
		Agriculture: 1.3%
2,710	@	Alliance One International, Inc.	9,377
31,637		Altria Group, Inc.	488,475
9,691		Archer-Daniels-Midland Co.	258,362
1,209		North Atlantic Trading Co.	1
11,064		Philip Morris International, Inc.	370,312
9,660		Reynolds American, Inc.	324,383
			1,450,910
		Airlines: 0.0%
400	@	Alaska Air Group, Inc.	8,764
3,107		Skywest, Inc.	31,816
			40,580
		Apparel: 0.2%
1,778	@	Carter’s, Inc.	28,999
230	@	Deckers Outdoor Corp.	9,492
1,200	@	Hanesbrands, Inc.	8,400
1,842	@	Iconix Brand Group, Inc.	14,920
550		K-Swiss, Inc.	5,478
434		Polo Ralph Lauren Corp.	14,960
440	@	Skechers USA, Inc.	2,807
1,800	@	Timberland Co.	20,250
950	@	True Religion Apparel, Inc.	9,709
880	@	Volcom, Inc.	7,005
950	@	Warnaco Group, Inc.	20,568
2,280		Wolverine World Wide, Inc.	34,565
			177,153
		Auto Manufacturers: 0.0%
900		Oshkosh Truck Corp.	5,634
			5,634
		Auto Parts & Equipment: 0.0%
1,150		BorgWarner, Inc.	19,838
1,150	L	Superior Industries International	11,719
			31,557
		Banks: 2.8%
3,700		Associated Banc-Corp.	53,502
1,450		Bancorpsouth, Inc.	27,014
3,860		Bank Mutual Corp.	32,617
29,221		Bank of America Corp.	115,423
1,950		Bank of Hawaii Corp.	62,478
9,765		Bank of New York Mellon Corp.	216,490
10,550		BB&T Corp.	170,172
3,230	L	Cascade Bancorp.	2,907
1,210		Central Pacific Financial Corp.	4,804
450		Columbia Banking System, Inc.	3,515
1,655		Commerce Bancshares, Inc.	57,478
930		Community Bank System, Inc.	15,912
1,700		Cullen/Frost Bankers, Inc.	73,168
251		East-West Bancorp., Inc.	1,785
1,950	@@	First Bancorp. Puerto Rico	8,112
1,000		First Financial Bankshares, Inc.	43,020
2,734		First Midwest Bancorp., Inc.	20,560

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
1,650		FirstMerit Corp.	$24,272
1,844	L	Frontier Financial Corp.	2,858
1,600		Fulton Financial Corp.	9,952
3,030		Glacier Bancorp., Inc.	46,632
1,612		Goldman Sachs Group, Inc.	146,821
610		Hancock Holding Co.	17,300
3,500		Hanmi Financial Corp.	4,130
1,900		International Bancshares Corp.	19,019
25,341		JPMorgan Chase & Co.	579,042
5,607		Morgan Stanley	109,561
2,084		Nara Bancorp., Inc.	5,564
2,640		National Penn Bancshares, Inc.	19,562
3,965		Northern Trust Corp.	220,256
200		Old National Bancorp.	2,334
3,475		PNC Financial Services Group, Inc.	95,007
1,620		Prosperity Bancshares, Inc.	41,342
450		S&T Bancorp, Inc.	10,211
610	@	Signature Bank	15,256
7,584		State Street Corp.	191,648
1,080		Sterling Bancorp.	9,504
5,300		Sterling Bancshares, Inc.	28,885
3,600		Susquehanna Bancshares, Inc.	31,572
191		Tompkins Financial Corp.	7,640
2,850		Trustco Bank Corp.	17,243
2,440	L	UCBH Holdings, Inc.	3,904
1,100		UMB Financial Corp.	41,723
1,400		Umpqua Holdings Corp.	11,900
1,470		United Bankshares, Inc.	22,638
338	L	United Community Banks, Inc.	1,169
2,518		US Bancorp.	36,033
2,350		Valley National Bancorp.	26,861
25,862		Wells Fargo & Co.	312,930
350		Westamerica Bancorp.	13,955
3,340		Whitney Holding Corp.	36,907
700		Wilmington Trust Corp.	6,300
1,250		Wilshire Bancorp., Inc.	5,950
990		Wintrust Financial Corp.	12,335
			3,097,173
		Beverages: 0.6%
4,067		Coca-Cola Co.	166,137
1,685		Coca-Cola Enterprises, Inc.	19,344
6,983	@	Constellation Brands, Inc.	91,128
450	@, L	Green Mountain Coffee Roasters, Inc.	16,808
1,100	@	Hansen Natural Corp.	36,608
1,066		Molson Coors Brewing Co.	37,555
200	@	Peet’s Coffee & Tea, Inc.	4,310
10,350		Pepsi Bottling Group, Inc.	191,475
450		PepsiAmericas, Inc.	7,475
3,010		PepsiCo, Inc.	144,901
			715,741
		Biotechnology: 0.9%
6,756	@	Amgen, Inc.	330,571
3,282	@	Biogen Idec, Inc.	151,103
300	@	Bio-Rad Laboratories, Inc.	16,710
200	@	Charles River Laboratories International, Inc.	4,960
1,530	@	Cubist Pharmaceuticals, Inc.	21,741
540	@	Enzo Biochem, Inc.	1,982
4,420	@	Gilead Sciences, Inc.	198,016
4,885	@	Life Technologies Corp.	142,398
990	@	Martek Biosciences Corp.	18,543
1,740	@	Regeneron Pharmaceuticals, Inc.	24,795
150	@	United Therapeutics Corp.	10,067
2,000	@	Vertex Pharmaceuticals, Inc.	60,460
			981,346
		Building Materials: 0.1%
2,090		Apogee Enterprises, Inc.	19,792
1,200		Eagle Materials, Inc.	22,884
2,667		Gibraltar Industries, Inc.	17,496
1,570		Lennox International, Inc.	40,663
300		Martin Marietta Materials, Inc.	22,968
1,470	@	NCI Building Systems, Inc.	7,438
100		Simpson Manufacturing Co., Inc.	1,556
350	L	Texas Industries, Inc.	5,635
			138,432
		Chemicals: 1.0%
2,450		Airgas, Inc.	75,436
200		Albemarle Corp.	3,870
86		Arch Chemicals, Inc.	1,546
2,750		Ashland, Inc.	16,253
350		Balchem Corp.	7,263
1,500		Cabot Corp.	15,720
801		CF Industries Holdings, Inc.	51,528

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,050		Cytec Industries, Inc.	$16,170
400		FMC Corp.	16,172
1,720		HB Fuller Co.	19,608
2,678		International Flavors & Fragrances, Inc.	70,458
1,400		Lubrizol Corp.	38,486
1,600		Minerals Technologies, Inc.	47,872
2,303		Monsanto Co.	175,650
370		NewMarket Corp.	12,791
1,250	@	OM Group, Inc.	19,375
9,500		PPG Industries, Inc.	295,070
1,455		Quaker Chemical Corp.	8,192
326		Rohm & Haas Co.	16,975
2,250		Schulman A, Inc.	32,153
100		Stepan Co.	2,838
1,800		Terra Industries, Inc.	46,422
4,050		Valspar Corp.	67,635
530		Zep, Inc.	4,192
			1,061,675
		Coal: 0.0%
2,700		Arch Coal, Inc.	37,530
1,230	@, L	Patriot Coal Corp.	4,490
			42,020
		Commercial Services: 2.2%
2,200		Aaron Rents, Inc.	52,866
180		Administaff, Inc.	3,503
1,750	@, L	Alliance Data Systems Corp.	51,800
1,080	@	AMN Healthcare Services, Inc.	7,031
2,366	@	Apollo Group, Inc. - Class A	171,535
1,210		Arbitron, Inc.	15,657
4,300		Automatic Data Processing, Inc.	146,845
800	@	Brink’s Home Security Holdings, Inc.	16,776
490	@	Capella Education Co.	27,175
1,950	@	Career Education Corp.	48,107
510		Chemed Corp.	20,303
956	@	Consolidated Graphics, Inc.	12,896
700	@	Corinthian Colleges, Inc.	13,790
450		Corporate Executive Board Co.	6,750
2,560	@	Cross Country Healthcare, Inc.	18,944
950		DeVry, Inc.	49,353
5,742		Equifax, Inc.	123,453
1,250	@	Forrester Research, Inc.	22,925
850	@	FTI Consulting, Inc.	31,059
2,650	@	Gartner, Inc.	26,792
1,390	@	Geo Group, Inc.	16,430
1,650		Global Payments, Inc.	50,622
7,665		H&R Block, Inc.	146,402
2,400		Heartland Payment Systems, Inc.	13,224
920		Heidrick & Struggles International, Inc.	14,757
1,500	@	Hewitt Associates, Inc.	44,250
1,490		Hillenbrand, Inc.	24,987
190	@	HMS Holdings Corp.	5,772
550	@	ITT Educational Services, Inc.	62,425
1,450		Kelly Services, Inc.	11,020
200	@	Kendle International, Inc.	3,740
2,050	@	Korn/Ferry International	18,942
200		Landauer, Inc.	10,002
1,550		Lender Processing Services, Inc.	40,595
2,660	@	Live Nation, Inc.	9,337
2,600		Manpower, Inc.	72,488
6,527		McKesson Corp.	267,738
4,000	@	MPS Group, Inc.	19,880
2,300	@	Navigant Consulting, Inc.	29,831
3,630	@	On Assignment, Inc.	8,567
410	@	Parexel International Corp.	3,760
3,250		Pharmaceutical Product Development, Inc.	77,968
430	@	Pre-Paid Legal Services, Inc.	13,721
1,500	@	Quanta Services, Inc.	26,400
3,550	@	Rent-A-Center, Inc.	62,196
13,680		RR Donnelley & Sons Co.	106,567
3,300	@	SAIC, Inc.	62,403
200		Strayer Education, Inc.	33,950
1,100	@	Ticketmaster	5,379
1,410	@	TrueBlue, Inc.	9,912
5,231	@	United Rentals, Inc.	21,186
750	@	Universal Technical Institute, Inc.	8,273
1,416	W	Viad Corp.	19,966
1,085	@	Volt Information Sciences, Inc.	8,463
1,610		Watson Wyatt Worldwide, Inc.	79,067
19,813		Western Union Co.	221,113
			2,498,893

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Computers: 3.8%
2,638	@	Affiliated Computer Services, Inc.	$123,010
7,988	@	Apple, Inc.	713,408
1,395	@	CACI International, Inc.	59,664
4,600	@	Cadence Design Systems, Inc.	19,320
3,100	@	Ciber, Inc.	8,029
3,644	@	Computer Sciences Corp.	126,593
25,835	@	Dell, Inc.	220,373
800		Diebold, Inc.	17,696
21,800	@	EMC Corp.	228,900
32,083		Hewlett-Packard Co.	931,369
2,450	@	Hutchinson Technology, Inc.	4,410
2,450		Imation Corp.	19,698
2,110	@	Insight Enterprises, Inc.	5,549
14,032		International Business Machines Corp.	1,291,365
6,362	@	Lexmark International, Inc.	109,045
1,700	@	Manhattan Associates, Inc.	25,177
3,622	@	Micros Systems, Inc.	58,242
440		MTS Systems Corp.	10,402
4,300	@	NCR Corp.	34,056
450	@, L	Palm, Inc.	3,258
2,880	@	Radisys Corp.	17,568
1,000	@	SRA International, Inc.	13,580
350	@	SYKES Enterprises, Inc.	5,586
940	@, L	Synaptics, Inc.	19,505
3,450	@	Synopsys, Inc.	64,274
4,770	@	Teradata Corp.	73,744
5,050	@	Western Digital Corp.	68,983
			4,272,804
		Cosmetics/Personal Care: 1.3%
1,800		Alberto-Culver Co.	39,852
530	@, L	Chattem, Inc.	33,618
27,603		Procter & Gamble Co.	1,329,573
			1,403,043
		Distribution/Wholesale: 0.3%
2,700	@	Brightpoint, Inc.	10,584
1,140	@	Fossil, Inc.	14,387
6,900	@	Ingram Micro, Inc.	75,141
2,450	@	LKQ Corp.	33,075
1,320		Owens & Minor, Inc.	44,497
1,100		Pool Corp.	14,597
1,377	@	Scansource, Inc.	21,853
1,410	@	School Specialty, Inc.	19,839
3,250	@	Tech Data Corp.	56,193
540	@	United Stationers, Inc.	11,734
800		Watsco, Inc.	27,464
			329,364
		Diversified Financial Services: 0.5%
240	@	Affiliated Managers Group, Inc.	8,635
2,200	@	AmeriCredit Corp.	8,470
6,321		Charles Schwab Corp.	80,340
687		CME Group, Inc.	125,309
6,672		Discover Financial Services	38,231
173		Federated Investors, Inc.	3,263
880		Financial Federal Corp.	16,720
250		Greenhill & Co., Inc.	16,150
1,370	@	Investment Technology Group, Inc.	26,674
1,590	@	LaBranche & Co., Inc.	9,190
7,200	@	Nasdaq Stock Market, Inc.	150,480
4,510		National Financial Partners Corp.	11,230
503		NYSE Euronext	8,491
1,210		OptionsXpress Holdings, Inc.	11,943
250	@, L	Portfolio Recovery Associates, Inc.	5,640
3,200	L	Raymond James Financial, Inc.	44,672
270	@	Stifel Financial Corp.	8,894
890		SWS Group, Inc.	12,077
1,413	@	TradeStation Group, Inc.	7,545
730	@	World Acceptance, Corp.	10,702
			604,656
		Electric: 2.0%
30,260	@	AES Corp.	190,638
600		Alliant Energy Corp.	13,878
1,620		Avista Corp.	23,182
450		Central Vermont Public Service Corp.	9,270
300		CH Energy Group, Inc.	12,498
1,280		Cleco Corp.	26,266
15,916		CMS Energy Corp.	176,031
5,300	S	Consolidated Edison, Inc.	191,913
135		Constellation Energy Group, Inc.	2,668
2,250		DPL, Inc.	45,225
1,729		DTE Energy Co.	46,285
8,400		Edison International	228,648
1,350	@	El Paso Electric Co.	19,076
731		Entergy Corp.	49,262

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
8,000		Exelon Corp.	$377,760
4,200		FirstEnergy Corp.	178,752
2,346		FPL Group, Inc.	106,344
3,350		Hawaiian Electric Industries	46,465
1,050		Idacorp, Inc.	25,557
1,450		MDU Resources Group, Inc.	21,953
4,400		Northeast Utilities	96,404
2,750		NSTAR	88,468
1,350		NV Energy, Inc.	12,515
1,650		OGE Energy Corp.	36,168
8,700		Public Service Enterprise Group, Inc.	237,423
200		UIL Holdings Corp.	4,104
842		Unisource Energy Corp.	21,168
			2,287,921
		Electrical Components & Equipment: 0.2%
1,300	W	Ametek, Inc.	34,398
900		Belden CDT, Inc.	9,603
1,700	@	Energizer Holdings, Inc.	71,723
2,600		Hubbell, Inc.	68,432
			184,156
		Electronics: 0.7%
200		American Science & Engineering, Inc.	12,138
80		Analogic Corp.	2,260
4,650	@	Arrow Electronics, Inc.	77,330
2,961	@	Avnet, Inc.	51,136
10	@	Axsys Technologies, Inc.	332
3,930	@	Benchmark Electronics, Inc.	38,396
2,540		Brady Corp.	43,510
1,510	@	Checkpoint Systems, Inc.	11,748
2,137		CTS Corp.	6,732
210	@	Cymer, Inc.	3,879
750	L	Daktronics, Inc.	5,145
980	@	Dionex Corp.	45,854
220	@	II-VI, Inc.	3,951
730	@	Itron, Inc.	32,602
145		Jabil Circuit, Inc.	600
1,860	@	LoJack Corp.	6,826
2,320		Methode Electronics, Inc.	8,236
6,791		PerkinElmer, Inc.	87,468
960	@	Plexus Corp.	12,336
1,330	@	Rogers Corp.	24,273
1,840		Technitrol, Inc.	2,374
2,700	@	Thermo Electron Corp.	97,902
1,450	@	Thomas & Betts Corp.	33,220
850	@	Trimble Navigation Ltd.	11,985
3,546	@	TTM Technologies, Inc.	16,347
5,700	@	Vishay Intertechnology, Inc.	14,535
2,488	@	Waters Corp.	87,627
1,500		Watts Water Technologies, Inc.	25,455
950		Woodward Governor Co.	16,359
			780,556
		Engineering & Construction: 0.6%
1,900	@	Dycom Industries, Inc.	8,778
2,910	@	EMCOR Group, Inc.	44,843
6,069		Fluor Corp.	201,794
1,300		Granite Construction, Inc.	46,254
5,800	@	Jacobs Engineering Group, Inc.	195,692
3,637		KBR, Inc.	45,826
2,380	@	Shaw Group, Inc.	55,549
1,610	@	URS Corp.	49,781
			648,517
		Entertainment: 0.0%
150		International Speedway Corp.	2,900
2,324	@	Scientific Games Corp.	24,588
5,140	@	Shuffle Master, Inc.	15,214
			42,702
		Environmental Control: 0.1%
1,345	@	Calgon Carbon Corp.	19,704
700	@	Clean Harbors, Inc.	34,006
2,350	@	Darling International, Inc.	10,176
550	@	Tetra Tech, Inc.	12,320
1,900	@	Waste Connections, Inc.	45,296
			121,502
		Food: 0.9%
330		Cal-Maine Foods, Inc.	7,352
14,271		ConAgra Foods, Inc.	215,207
1,700		Corn Products International, Inc.	34,289
1,050		Diamond Foods, Inc.	22,523
990	@	Hain Celestial Group, Inc.	13,939
2,600		HJ Heinz Co.	84,942
575		Hormel Foods Corp.	18,302
740		J&J Snack Foods Corp.	23,362

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
1,220		Kraft Foods, Inc.	$27,792
2,697		Kroger Co.	55,747
450		Nash Finch Co.	15,678
890	@	Ralcorp Holdings, Inc.	53,934
2,370		Ruddick Corp.	51,382
6,513		Safeway, Inc.	120,491
17,448		Sara Lee Corp.	134,524
1,150	@	Smithfield Foods, Inc.	9,028
4,596		Supervalu, Inc.	71,744
1,290	@	TreeHouse Foods, Inc.	34,430
350	@	United Natural Foods, Inc.	5,208
			999,874
		Forest Products & Paper: 0.1%
2,460	@	Buckeye Technologies, Inc.	5,560
230	@	Clearwater Paper Corp.	2,270
27,308		International Paper Co.	155,383
			163,213
		Gas: 0.7%
500		AGL Resources, Inc.	13,870
3,580		Atmos Energy Corp.	78,151
13,739		CenterPoint Energy, Inc.	141,786
400		Energen Corp.	10,720
40		Laclede Group, Inc.	1,583
1,100		National Fuel Gas Co.	33,341
1,425		New Jersey Resources Corp.	49,975
270		NiSource, Inc.	2,363
100		Northwest Natural Gas Co.	4,095
1,840		Piedmont Natural Gas Co.	44,418
3,838		Sempra Energy	159,546
1,310		South Jersey Industries, Inc.	47,239
2,200		Southwest Gas Corp.	42,878
3,408		UGI Corp.	81,758
1,550		Vectren Corp.	32,333
1,350		WGL Holdings, Inc.	40,986
			785,042
		Hand/Machine Tools: 0.1%
1,590		Baldor Electric Co.	19,414
606		Black & Decker Corp.	14,344
1,500		Lincoln Electric Holdings, Inc.	46,095
1,570		Regal-Beloit Corp.	45,028
			124,881
		Healthcare - Products: 1.7%
4,400	@	Affymetrix, Inc.	9,372
2,500	@	American Medical Systems Holdings, Inc.	25,875
100		Beckman Coulter, Inc.	4,484
1,409		Becton Dickinson & Co.	87,203
330		Cooper Cos., Inc.	7,257
2,268	@@	Covidien Ltd.	71,828
1,660		CR Bard, Inc.	133,232
1,460	@	Cyberonics	19,637
100	@	Edwards Lifesciences Corp.	5,561
1,800	@	Gen-Probe, Inc.	73,026
450	@	Haemonetics Corp.	24,021
2,350	@	Henry Schein, Inc.	86,198
900		Hill-Rom Holdings, Inc.	8,838
3,306	@	Hologic, Inc.	37,424
350	@	ICU Medical, Inc.	11,036
400	@	Immucor, Inc.	8,976
600		Invacare Corp.	9,624
14,695		Johnson & Johnson	734,750
1,400	@	Kensey Nash Corp.	26,684
1,280	@	Kinetic Concepts, Inc.	27,878
8,272		Medtronic, Inc.	244,768
230		Meridian Bioscience, Inc.	4,614
880	@	Merit Medical Systems, Inc.	9,803
2,880	@	PSS World Medical, Inc.	41,558
700	@	Resmed, Inc.	25,816
1,600		Steris Corp.	36,896
200	@	SurModics, Inc.	3,494
700	@	Thoratec Corp.	15,988
3,442	@	Varian Medical Systems, Inc.	105,015
160		West Pharmaceutical Services, Inc.	4,912
			1,905,768
		Healthcare - Services: 1.1%
6,430		Aetna, Inc.	153,484
530	@, L	Amedisys, Inc.	17,336
2,100	@	AMERIGROUP Corp.	52,038
380	@	Amsurg Corp.	5,936
1,490	@	Centene Corp.	25,300
7,443		Cigna Corp.	117,302
2,300	@	Community Health Systems, Inc.	37,628
200	@	Covance, Inc.	7,596

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
630	@	DaVita, Inc.	$29,560
730	@	Gentiva Health Services, Inc.	12,651
10,300	@	Health Management Associates, Inc.	22,145
2,950	@	Health Net, Inc.	38,940
1,900	@	Healthspring, Inc.	15,390
1,510	@	Healthways, Inc.	13,756
1,854	@	Humana, Inc.	43,884
2,034	@	Laboratory Corp. of America Holdings	111,890
610	@	LHC Group, Inc.	12,157
1,700	@	LifePoint Hospitals, Inc.	35,734
1,750	@	Lincare Holdings, Inc.	36,873
1,500	@	Magellan Health Services, Inc.	49,740
1,830	@	Mednax, Inc.	54,168
580	@	Molina Healthcare, Inc.	10,863
2,660	@	Odyssey HealthCare, Inc.	27,558
500	@	RehabCare Group, Inc.	7,315
340	@	Res-Care, Inc.	4,158
12,807		UnitedHealth Group, Inc.	251,658
1,400		Universal Health Services, Inc.	51,562
850	@	WellCare Health Plans, Inc.	7,676
			1,254,298
		Home Builders: 0.2%
1,950	@, L	Hovnanian Enterprises, Inc.	1,658
1,110	L	M/I Homes, Inc.	7,160
1,250		MDC Holdings, Inc.	31,538
1,200	@	Meritage Homes Corp.	11,904
200	@	NVR, Inc.	66,554
950		Ryland Group, Inc.	13,424
2,250	@	Standard-Pacific Corp.	2,138
400		Thor Industries, Inc.	4,284
3,700	@	Toll Brothers, Inc.	58,645
			197,305
		Home Furnishings: 0.0%
870	@	Universal Electronics, Inc.	13,546
			13,546
		Household Products/Wares: 0.2%
152		Avery Dennison Corp.	3,063
1,679	@	Central Garden & Pet Co.	12,542
950		Church & Dwight Co., Inc.	46,474
2,158		Kimberly-Clark Corp.	101,663
750		Scotts Miracle-Gro Co.	20,948
900		Tupperware Corp.	12,762
			197,452
		Housewares: 0.0%
1,590	L	Toro Co.	34,773
			34,773
		Insurance: 1.9%
14,896		Aflac, Inc.	249,657
3,142		American Financial Group, Inc.	48,890
4,965		AON Corp.	189,862
2,150		Arthur J. Gallagher & Co.	34,121
2,250		Brown & Brown, Inc.	37,958
1,531		Chubb Corp.	59,770
744		Cincinnati Financial Corp.	15,282
2,118		Delphi Financial Group	22,959
1,787	@@	Everest Re Group Ltd.	116,387
2,921		Fidelity National Title Group, Inc.	48,401
1,900		First American Corp.	44,023
1,159		Hanover Insurance Group, Inc.	40,762
3,000		HCC Insurance Holdings, Inc.	65,850
3,550		Horace Mann Educators Corp.	27,300
750		Infinity Property & Casualty Corp.	26,648
6,036		Loews Corp.	119,815
7,328		Metlife, Inc.	135,275
1,050		Old Republic International Corp.	9,534
1,150	@	ProAssurance Corp.	54,959
5,000		Protective Life Corp.	18,900
2,800		Reinsurance Group of America, Inc.	76,160
420		RLI Corp.	20,572
750		Safety Insurance Group, Inc.	23,453
920		Selective Insurance Group	11,068
2,000		Stancorp Financial Group, Inc.	35,980
2,389		Torchmark Corp.	49,213
1,150		Tower Group, Inc.	23,449
9,036		Travelers Cos., Inc.	326,651
860		United Fire & Casualty Co.	14,586
2,500		Unitrin, Inc.	26,950
8,766		UnumProvident Corp.	89,238
1,915		WR Berkley Corp.	39,851
510		Zenith National Insurance Corp.	11,215
			2,114,739

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Internet: 1.3%
1,759	@	Amazon.com, Inc.	$113,966
2,350	@	Avocent Corp.	28,153
1,390	@	Blue Coat Systems, Inc.	15,262
260	@, L	Blue Nile, Inc.	6,206
744	@	Cybersource Corp.	9,166
2,150	@	DealerTrack Holdings, Inc.	22,704
1,300	@	Digital River, Inc.	31,096
18,853	@	eBay, Inc.	204,932
1,200	@	eResearch Technology, Inc.	5,820
850	@	F5 Networks, Inc.	17,000
1,641	@	Google, Inc. - Class A	554,642
1,240	@	Interwoven, Inc.	19,927
2,440	@	j2 Global Communications, Inc.	45,701
950	@, L	NetFlix, Inc.	34,333
1,060		Nutri/System, Inc.	13,674
2,120	@	Perficient, Inc.	7,462
1,200	@, L	Priceline.com, Inc.	101,832
1,860	@	Stamps.com, Inc.	15,475
8,200	@	Symantec Corp.	113,406
2,850		United Online, Inc.	13,281
4,050	@	Valueclick, Inc.	25,394
1,690	@	Websense, Inc.	18,860
648	@	Yahoo!, Inc.	8,573
			1,426,865
		Investment Companies: 0.0%
6,400		Apollo Investment Corp.	26,432
			26,432
		Iron/Steel: 0.2%
751		Carpenter Technology Corp.	10,289
2,960		Cliffs Natural Resources, Inc.	45,673
1,716		Nucor Corp.	57,743
850		Reliance Steel & Aluminum Co.	20,222
1,750		Steel Dynamics, Inc.	14,613
4,050		United States Steel Corp.	79,664
			228,204
		Leisure Time: 0.1%
950	@	Interval Leisure Group, Inc.	3,800
1,740	L	Polaris Industries, Inc.	32,033
1,710	@	WMS Industries, Inc.	31,002
			66,835
		Machinery - Construction & Mining: 0.1%
1,800		Bucyrus International, Inc.	22,356
3,595		Joy Global, Inc.	62,769
1,700	@	Terex Corp.	15,164
			100,289
		Machinery - Diversified: 0.6%
2,150	@	AGCO Corp.	36,851
1,500		Albany International Corp.	12,900
1,090		Applied Industrial Technologies, Inc.	17,571
500		Briggs & Stratton Corp.	6,090
790		Cognex Corp.	8,690
3,600		Cummins, Inc.	74,880
3,950		Flowserve Corp.	199,357
2,490	@	Gardner Denver, Inc.	47,111
350		Graco, Inc.	5,943
3,250		IDEX Corp.	62,790
1,300	@	Intermec, Inc.	13,117
1,060		Robbins & Myers, Inc.	17,098
1,750		Roper Industries, Inc.	72,363
1,750		Wabtec Corp.	46,830
350	@	Zebra Technologies Corp.	6,150
			627,741
		Media: 0.9%
29,243		Comcast Corp. – Class A	381,914
13,150	@	DIRECTV Group, Inc.	262,211
28,156		Time Warner, Inc.	214,830
5,844		Walt Disney Co.	98,004
			956,959
		Metal Fabricate/Hardware: 0.2%
1,210		CIRCOR International, Inc.	26,898
550		Commercial Metals Co.	5,616
100		Kaydon Corp.	2,500
200		Lawson Products	3,554
1,240		Mueller Industries, Inc.	22,407
3,123		Precision Castparts Corp.	173,108
200		Valmont Industries, Inc.	8,712
931		Worthington Industries	7,634
			250,429
		Mining: 0.0%
450		Amcol International Corp.	5,432
450	@	Century Aluminum Co.	999
32		Freeport-McMoRan Copper & Gold, Inc.	973
200	@	RTI International Metals, Inc.	2,168
			9,572

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.8%
1,500		Actuant Corp.	$15,435
1,860		Acuity Brands, Inc.	42,631
890		AO Smith Corp.	22,722
1,539		Aptargroup, Inc.	43,184
1,750		Brink’s Co.	41,773
300		Carlisle Cos., Inc.	5,946
1,610	@	Ceradyne, Inc.	27,628
590		Clarcor, Inc.	15,552
2,100		Crane Co.	31,668
950		Donaldson Co., Inc.	23,190
10,690		Dover Corp.	266,609
1,490	@	EnPro Industries, Inc.	24,511
3,850		Federal Signal Corp.	24,332
108,915		General Electric Co.	926,867
1,740	@	Griffon Corp.	12,650
4,300		Honeywell International, Inc.	115,369
6,738		ITT Corp.	251,664
800		John Bean Technologies Corp.	7,752
2,110	@	Lydall, Inc.	5,908
1,750		Matthews International Corp. - Class A	60,795
743		Myers Industries, Inc.	2,935
1,350		Pentair, Inc.	28,175
1,000		SPX Corp.	44,280
930		Tredegar Corp.	15,531
			2,057,107
		Office Furnishings: 0.0%
2,459		Herman Miller, Inc.	24,787
2,350	L	HNI, Corp.	23,054
			47,841
		Office/Business Equipment: 0.4%
14,000		Pitney Bowes, Inc.	270,060
28,951		Xerox Corp.	149,966
			420,026
		Oil & Gas: 5.9%
1,523		Anadarko Petroleum Corp.	53,229
940		Apache Corp.	55,545
2,211	@	Atwood Oceanics, Inc.	33,784
400	@	Bill Barrett Corp.	7,736
20,213		Chevron Corp.	1,227,131
1,700		Cimarex Energy Co.	33,405
100	@	Comstock Resources, Inc.	3,043
11,707		ConocoPhillips	437,256
2,550	@	Denbury Resources, Inc.	32,844
2,350	@	Encore Acquisition Co.	47,188
43,178	S	ExxonMobil Corp.	2,931,786
1,650	@	Forest Oil Corp.	23,397
1,350		Frontier Oil Corp.	18,428
1,590		Helmerich & Payne, Inc.	37,619
1,507		Hess Corp.	82,418
950		Holly Corp.	22,145
3,644		Marathon Oil Corp.	84,796
1,000	@	Mariner Energy, Inc.	9,250
4,705		Murphy Oil Corp.	196,716
14,400	@, @@	Nabors Industries Ltd.	139,824
1,650	@	Newfield Exploration Co.	31,895
6,669		Noble Corp.	163,991
3,004		Occidental Petroleum Corp.	155,817
450		Penn Virginia Corp.	6,233
780	@	Petroleum Development Corp.	9,438
1,540	@	Petroquest Energy, Inc.	4,990
1,600	@	Pioneer Drilling Co.	6,144
3,330	@	Plains Exploration & Production Co.	63,736
2,450	@	Pride International, Inc.	42,238
2,800	@	Quicksilver Resources, Inc.	16,800
3,369	@	Southwestern Energy Co.	96,926
1,320		St. Mary Land & Exploration Co.	17,926
1,390	@	Stone Energy Corp.	5,504
4,401		Sunoco, Inc.	147,213
960	@	Swift Energy Co.	6,902
6,354		Tesoro Corp.	93,785
870	@	Unit Corp.	18,592
11,148		Valero Energy Corp.	216,048
			6,581,718
		Oil & Gas Services: 1.0%
1,400	@	Basic Energy Services, Inc.	8,834
14,959		BJ Services Co.	144,654
9,312	@	Cameron International Corp.	179,535
200	@	Exterran Holdings, Inc.	3,620
1,550	@	FMC Technologies, Inc.	41,060

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
450		Gulf Island Fabrication, Inc.	$3,987
3,150	@	Helix Energy Solutions Group, Inc.	9,797
930	@	Hornbeck Offshore Services, Inc.	12,192
2,540	@	ION Geophysical Corp.	2,718
240		Lufkin Industries, Inc.	7,884
1,400	@	Matrix Service Co.	9,744
9,519	@	National Oilwell Varco, Inc.	254,443
850	@	Oceaneering International, Inc.	27,005
2,680	@	Oil States International, Inc.	35,698
5,597		Schlumberger Ltd.	213,022
590	@	SEACOR Holdings, Inc.	35,347
3,373		Smith International, Inc.	72,452
2,150	@	Superior Energy Services	28,359
			1,090,351
		Packaging & Containers: 0.4%
1,603		Ball Corp.	64,585
1,394		Bemis Co.	25,887
300		Greif, Inc. - Class A	9,225
287	@	Owens-Illinois, Inc.	4,426
7,800	@	Pactiv Corp.	123,474
1,760		Rock-Tenn Co.	48,594
6,314		Sealed Air Corp.	70,464
3,779		Sonoco Products Co.	72,821
			419,476
		Pharmaceuticals: 3.6%
7,753		Abbott Laboratories	367,027
3,990		AmerisourceBergen Corp.	126,722
15,282		Bristol-Myers Squibb Co.	281,342
1,020	@	Catalyst Health Solutions, Inc.	21,502
14,519		Eli Lilly & Co.	426,568
3,750	@	Endo Pharmaceuticals Holdings, Inc.	71,175
3,900	@	Express Scripts, Inc.	196,170
8,798	@	Forest Laboratories, Inc.	188,629
1,988	@	Medco Health Solutions, Inc.	80,673
3,250		Medicis Pharmaceutical Corp.	36,660
21,716		Merck & Co., Inc.	525,527
958	@, L	Mylan Laboratories	11,908
500	@	NBTY, Inc.	7,435
2,500		Omnicare, Inc.	64,825
1,350	@	Par Pharmaceutical Cos., Inc.	17,982
1,750		Perrigo Co.	35,158
51,250		Pfizer, Inc.	630,888
800	@	PharMerica Corp.	13,424
2,190	@	Salix Pharmaceuticals Ltd.	16,316
13,200		Schering-Plough Corp.	229,548
2,750	@	Sepracor, Inc.	41,195
1,300	@	Valeant Pharmaceuticals International	22,620
1,650	@	VCA Antech, Inc.	34,304
2,850	@	Viropharma, Inc.	11,828
3,833	@	Watson Pharmaceuticals, Inc.	108,359
9,917		Wyeth	404,812
			3,972,597
		Pipelines: 0.0%
1,200		Oneok, Inc.	26,808
524		Williams Cos., Inc.	5,921
			32,729
		Real Estate: 0.0%
1,080	@	Forestar Real Estate Group, Inc.	8,122
			8,122
		Retail: 5.0%
1,600	@	99 Cents Only Stores	13,184
2,050		Advance Auto Parts, Inc.	78,413
2,050	@	Aeropostale, Inc.	47,540
756	@	Autozone, Inc.	107,526
6,350	@	Big Lots, Inc.	98,489
2,150	@	BJ’s Wholesale Club, Inc.	64,242
1,225		Buckle, Inc.	29,069
220	@, L	Buffalo Wild Wings, Inc.	6,791
1,600	@, L	Cabela’s, Inc.	13,472
1,520		Casey’s General Stores, Inc.	30,263
1,330		Cash America International, Inc.	19,152
2,520		Cato Corp.	36,868
1,410	@	CEC Entertainment, Inc.	32,924
2,200	@	Charlotte Russe Holding, Inc.	11,572
2,000	@	Cheesecake Factory	16,280
1,400	@	Childrens Place Retail Stores, Inc.	25,592
450	@, L	Chipotle Mexican Grill, Inc.	24,584
1,400		Christopher & Banks Corp.	5,446
2,800	@	Coldwater Creek, Inc.	4,732
2,350	@	Collective Brands, Inc.	24,323
300	@	Copart, Inc.	8,106
2,700		Costco Wholesale Corp.	114,318

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
15,600		CVS Caremark Corp.	$401,544
2,850	@	Dollar Tree, Inc.	110,637
2,460	@	Dress Barn, Inc.	24,403
5,206		Family Dollar Stores, Inc.	142,853
1,450		Finish Line	6,018
870	@	First Cash Financial Services, Inc.	11,884
3,350		Foot Locker, Inc.	27,839
1,700		Fred’s, Inc.	15,657
4,795	@	GameStop Corp.	129,081
18,723		Gap, Inc.	202,021
910	@	Genesco, Inc.	13,013
1,350		Guess ?, Inc.	21,695
1,370	@	Gymboree Corp.	35,236
610	L	Haverty Furniture Cos., Inc.	5,368
800	@	Hibbett Sporting Goods, Inc.	11,216
7,513		Home Depot, Inc.	156,947
1,750	@	HOT Topic, Inc.	15,540
530	@	Jack in the Box, Inc.	10,303
1,100	@	Jo-Ann Stores, Inc.	13,244
840	@	JoS. A Bank Clothiers, Inc.	18,984
4,300	@	Kohl’s Corp.	151,102
461		Landry’s Restaurants, Inc.	2,443
16,700		Limited Brands, Inc.	128,423
8,650		McDonald’s Corp.	451,963
2,000		MSC Industrial Direct Co.	61,180
800	@	O’Reilly Automotive, Inc.	26,688
400	@	Panera Bread Co.	17,616
1,590	@	PetMed Express, Inc.	21,910
3,800		Petsmart, Inc.	76,152
1,800	@	PF Chang’s China Bistro, Inc.	35,460
2,050		Phillips-Van Heusen	33,969
2,264		RadioShack Corp.	16,595
3,800		Regis Corp.	47,880
3,600		Ross Stores, Inc.	106,272
1,839	@, L	Sears Holding Corp.	67,602
1,492	@	Sonic Corp.	13,428
18,481		Staples, Inc.	294,772
3,424	@	Starbucks Corp.	31,330
3,268		Target Corp.	92,517
13,324		TJX Cos., Inc.	296,725
1,460	@	Tractor Supply Co.	45,610
2,350	@	Urban Outfitters, Inc.	39,104
4,760		Walgreen Co.	113,574
22,426		Wal-Mart Stores, Inc.	1,104,256
1,210		World Fuel Services Corp.	35,102
2,356		Yum! Brands, Inc.	61,916
920	@	Zumiez, Inc.	7,259
			5,567,217
		Savings & Loans: 0.4%
2,526		Anchor Bancorp. Wisconsin, Inc.	1,768
4,200		Astoria Financial Corp.	30,030
1,920		Brookline Bancorp., Inc.	16,858
1,720		Dime Community Bancshares	16,959
1,436		First Niagara Financial Group, Inc.	16,686
1,210	@	Guaranty Financial Group, Inc.	520
25,228		Hudson City Bancorp., Inc.	261,614
8,600		New York Community Bancorp., Inc.	84,710
3,800		NewAlliance Bancshares, Inc.	43,396
1,550		Washington Federal, Inc.	17,655
			490,196
		Semiconductors: 0.7%
780	@	Cabot Microelectronics Corp.	16,052
527		Cohu, Inc.	4,464
900	@, L	Cree, Inc.	17,676
3,850	@	Cypress Semiconductor Corp.	21,406
610	@	Diodes, Inc.	4,746
3,850	@	DSP Group, Inc.	21,368
390	@	Hittite Microwave Corp.	10,756
4,150	@	Integrated Device Technology, Inc.	18,592
21,633		Intel Corp.	275,604
2,660	@	Lam Research Corp.	52,030
3,890	@	Microsemi Corp.	39,328
2,310	@	MKS Instruments, Inc.	29,083
7,700	@	QLogic Corp.	70,994
550	@	Silicon Laboratories, Inc.	12,045
4,400	@	Skyworks Solutions, Inc.	28,600
1,610	@	Standard Microsystems Corp.	25,068
180	@	Supertex, Inc.	3,755
2,605	@	Triquint Semiconductor, Inc.	6,070
950	@	Ultratech, Inc.	10,431
1,875	@	Varian Semiconductor Equipment Associates, Inc.	34,219
1,869	@	Veeco Instruments, Inc.	7,962
6,344		Xilinx, Inc.	112,162
			822,411

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Software: 2.6%
1,350	@	ACI Worldwide, Inc.	$24,111
2,150		Acxiom Corp.	17,802
8,524	@	Adobe Systems, Inc.	142,351
1,300	@	Ansys, Inc.	26,221
1,006	@	Autodesk, Inc.	12,766
350	@	Avid Technology, Inc.	3,486
750		Blackbaud, Inc.	7,680
3,800		Broadridge Financial Solutions ADR	60,724
12,386		CA, Inc.	209,943
1,450	@, L	Cerner Corp.	53,070
970	@	Commvault Systems, Inc.	10,602
17,400	@	Compuware Corp.	102,834
590	@	Concur Technologies, Inc.	12,384
270	@	CSG Systems International	3,650
580	@	Digi International, Inc.	4,153
1,473	@	Eclipsys Corp.	11,740
5,320	@	Epicor Software Corp.	14,949
2,400		Fair Isaac Corp.	26,280
8,772		Fidelity National Information Services, Inc.	153,510
7,800	@	Fiserv, Inc.	254,436
12,300		IMS Health, Inc.	153,996
2,500	@	Informatica Corp.	32,250
1,804	@	JDA Software Group, Inc.	17,499
100	@	Mantech International Corp.	5,217
1,700	@	Metavante Technologies, inc.	28,577
53,050		Microsoft Corp.	856,758
1,760	@	Omnicell, Inc.	12,637
24,849	@	Oracle Corp.	386,153
3,450	@	Parametric Technology Corp.	28,083
1,531	@	Phase Forward, Inc.	21,204
1,100	@	Phoenix Technologies Ltd.	2,574
2,440	@	Progress Software Corp.	38,894
1,090	@	Smith Micro Software, Inc.	4,633
780	@	SPSS, Inc.	19,586
2,745	@	Sybase, Inc.	74,609
750	@	SYNNEX Corp.	11,115
2,250	@	Take-Two Interactive Software, Inc.	13,928
800	@	Taleo Corp.	7,200
606	@	Tyler Technologies, Inc.	8,248
			2,875,853
		Storage/Warehousing: 0.0%
950	@	Mobile Mini, Inc.	9,263
			9,263
		Telecommunications: 2.9%
7,350	@	3Com Corp.	16,244
5,200	@	Adaptec, Inc.	12,168
1,180	@	Anixter International, Inc.	34,704
550		Applied Signal Technology, Inc.	10,516
3,578	@	Arris Group, Inc.	21,897
33,535		AT&T, Inc.	797,127
1,400		Black Box Corp.	27,776
1,321	@	Ciena Corp.	7,094
3,900	@	Cincinnati Bell, Inc.	6,474
54,188	@	Cisco Systems, Inc.	789,519
3,509	@	CommScope, Inc.	31,335
180	@	Comtech Telecommunications	6,802
71		Corning, Inc.	749
1,050		Embarq Corp.	36,719
2,270		Fairpoint Communications, Inc.	4,472
750	@	General Communication, Inc.	4,043
3,850	@	Harmonic, Inc.	20,944
2,914		Harris Corp.	108,634
810	L	Iowa Telecommunications Services, Inc.	10,984
3,157	@	JDS Uniphase Corp.	8,713
561	@	Juniper Networks, Inc.	7,972
1,700	@	Netgear, Inc.	18,785
3,050	@	NeuStar, Inc.	47,245
2,120	@	Novatel Wireless, Inc.	11,575
550		Plantronics, Inc.	4,725
400	@	Polycom, Inc.	5,320
5,884		Qualcomm, Inc.	196,702
3,583	@	Sprint Nextel Corp.	11,788
1,604	@	Symmetricom, Inc.	5,422
1,080	@	Tekelec	13,241
2,410		Telephone & Data Systems, Inc.	71,095
23,448		Verizon Communications, Inc.	668,971
25,750		Windstream Corp.	192,095
			3,211,850

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Textiles: 0.1%
1,720		G&K Services, Inc.	$30,702
200	@	Mohawk Industries, Inc.	4,518
780		Unifirst Corp.	18,689
			53,909
		Toys/Games/Hobbies: 0.1%
4,557		Hasbro, Inc.	104,310
930	@	Jakks Pacific, Inc.	11,783
1,350	@	Marvel Entertainment, Inc.	34,911
			151,004
		Transportation: 0.7%
2,050		Alexander & Baldwin, Inc.	38,520
1,240		Arkansas Best Corp.	21,601
5,700		CSX Corp.	140,676
2,446		FedEx Corp.	105,692
1,200		Heartland Express, Inc.	14,844
560	@	HUB Group, Inc.	10,058
1,550	@	Kirby Corp.	34,162
200		Landstar System, Inc.	6,330
2,260		Norfolk Southern Corp.	71,687
760	@	Old Dominion Freight Line	16,560
1,000		Overseas Shipholding Group	25,720
4,100		Ryder System, Inc.	93,726
1,580		Tidewater, Inc.	55,806
2,872		Union Pacific Corp.	107,757
2,600		Werner Enterprises, Inc.	35,412
			778,551
		Water: 0.0%
1,900		Aqua America, Inc.	34,960
			34,960
		Total Common Stock
		(Cost $78,113,806)	63,504,815
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.1%
750		Camden Property Trust	14,093
500		Equity Residential	8,800
150	L	Essex Property Trust, Inc.	8,160
530		Home Properties, Inc.	14,066
720		Mid-America Apartment Communities, Inc.	18,612
450		Post Properties, Inc.	4,338
			68,069
		Diversified: 0.2%
1,490		Colonial Properties Trust	5,677
3,800		Cousins Properties, Inc.	27,018
650		Duke Realty Corp.	4,485
1,210		Entertainment Properties Trust	18,041
4,850		Lexington Realty Trust	15,617
107,000	C	Liberty Property LP	106,525
1,700		Liberty Property Trust	31,059
100		PS Business Parks, Inc.	3,440
			211,862
		Forest Products & Paper: 0.1%
2,212		Plum Creek Timber Co., Inc.	58,021
500		Rayonier, Inc.	13,300
			71,321
		Health Care: 0.1%
4,359		HCP, Inc.	79,639
1,390		Medical Properties Trust, Inc.	4,851
1,500		Nationwide Health Properties, Inc.	30,390
2,340		Senior Housing Properties Trust	29,531
			144,411
		Hotels: 0.0%
5,237		DiamondRock Hospitality Co.	16,182
3,700		Hospitality Properties Trust	42,180
1,800		LaSalle Hotel Properties	9,576
			67,938
		Office Property: 0.1%
400		Alexandria Real Estate Equities, Inc.	15,984
2,240		BioMed Realty Trust, Inc.	19,107
1,500		Franklin Street Properties Corp.	15,900
950		Highwoods Properties, Inc.	17,946
490		Kilroy Realty Corp.	9,119
2,150		Mack-Cali Realty Corp.	36,722
1,230		Parkway Properties, Inc.	14,305
2,650		SL Green Realty Corp.	30,793
			159,876
		Regional Malls: 0.2%
2,900	L	Macerich Co.	33,118
2,230		Pennsylvania Real Estate Investment Trust	6,802
4,732		Simon Property Group, Inc.	156,629
			196,549

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Shopping Centers: 0.1%
2,100		Cedar Shopping Centers, Inc.	$9,954
550		Federal Realty Investment Trust	22,622
420		Inland Real Estate Corp.	3,276
1,100		Kite Realty Group Trust	3,784
500		Regency Centers Corp.	13,490
520	L	Tanger Factory Outlet Centers, Inc.	14,352
3,200		Weingarten Realty Investors	36,128
			103,606
		Single Tenant: 0.0%
1,250		National Retail Properties, Inc.	17,963
400		Realty Income Corp.	7,012
			24,975
		Storage: 0.1%
2,546		Extra Space Storage, Inc.	15,963
1,250		Public Storage, Inc.	69,350
132		Sovran Self Storage, Inc.	2,796
			88,109
		Warehouse/Industrial: 0.0%
1,950		AMB Property Corp.	23,225
270		EastGroup Properties, Inc.	6,639
			29,864
		Total Real Estate Investment Trusts
		(Cost $1,967,274)	1,166,580
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
3,500		iShares S&P SmallCap 600 Index Fund	119,840
4,700	L	Midcap SPDR Trust Series 1	386,246
		Total Exchange-Traded Funds
		(Cost $514,769)	506,086
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
204	#, P	Zurich RegCaPS Funding Trust	152,363
			152,363
		Insurance: 0.0%
5,600	@@, P	Aegon NV	31,360
			31,360
		Total Preferred Stock
		(Cost $333,800)	183,723
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@, #, I	Dayton Superior Corp.	4
		Total Warrants
		(Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 12.2%
		Agriculture: 0.4%
$143,000		Altria Group, Inc., 9.250%, due 08/06/19	$145,995
152,000	S	Altria Group, Inc., 10.200%, due 02/06/39	155,512
49,000		Philip Morris International, Inc., 5.650%, due 05/16/18	47,644
76,000		Philip Morris International, Inc., 6.875%, due 03/17/14	81,860
			431,011
		Banks: 3.3%
270,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.588%, due 12/31/49	127,072
541,000	S	Bank of America Corp., 2.100%, due 04/30/12	537,628
245,000	C, S	Bank of America Corp., 8.000%, due 12/29/49	91,583
100,000	@@, C	Bank of Ireland, 1.472%, due 12/29/49	30,330
30,000	@@, C	Bank of Scotland PLC, 2.750%, due 12/31/49	15,485
130,000	@@, C	Barclays Bank PLC, 1.688%, due 12/31/49	49,214
103,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	85,487
30,000	@@, C	Barclays O/S Inv, 2.875%, due 05/19/08	17,321
60,000	@@, C	BNP Paribas, 3.998%, due 09/29/49	14,700
499,000	S	Citigroup, Inc., 2.125%, due 04/30/12	496,267
162,000		Citigroup, Inc., 5.000%, due 09/15/14	111,660
237,000	C, S	Citigroup, Inc., 8.400%, due 04/29/49	83,270
211,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	41,859
164,000		Fifth Third Bancorp., 8.250%, due 03/01/38	119,101
72,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	67,640
168,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	162,073
80,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 1.300%, due 07/29/49	17,600
200,000	@@, C	HSBC Bank PLC, 1.913%, due 06/29/49	83,000
200,000	@@	HSBC Bank PLC, 5.030%, due 06/29/49	82,000
202,000	C, S	JPMorgan Chase & Co., 7.900%, due 04/29/49	139,657
250,000	S	JPMorgan Chase Bank NA, 5.875%, due 06/13/16	236,326

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$190,000	@@, C	Lloyds TSB Bank PLC, 1.438%, due 11/29/49	$63,369
160,000	@@, C, S	Lloyds TSB Bank PLC, 1.877%, due 08/29/49	52,318
150,000	@@, C, S	Lloyds TSB Bank PLC, 2.125%, due 11/29/49	48,899
100,000		Morgan Stanley, 6.000%, due 04/28/15	91,055
122,000	C	Morgan Stanley, 6.750%, due 04/15/11	122,559
328,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	253,016
20,000	@@, C	National Westminster Bank PLC, 1.563%, due 11/29/49	5,800
230,000	@@, C	National Westminster Bank PLC, 2.000%, due 08/29/49	69,375
240,000	@@, C	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	66,725
90,000	@@, C	Societe Generale, 2.625%, due 11/29/49	54,662
136,000		Wachovia Bank NA, 6.600%, due 01/15/38	120,129
100,000	C	Wells Fargo & Company, 7.980%, due 03/15/18	50,062
60,000	@@, C	Westpac Banking Corp., 4.056%, due 09/30/49	31,356
79,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	35,417
			3,674,015
		Beverages: 0.1%
122,000	#, C	Anheuser-Busch Cos., Inc., 7.750%, due 01/15/19	122,271
			122,271
		Chemicals: 0.1%
90,000	Z	Stauffer Chemical, 12.030%, due 04/15/17	45,187
70,000	Z	Stauffer Chemical, 12.620%, due 04/15/18	32,284
40,000	S, Z	Stauffer Chemical, 18.590%, due 04/15/10	33,014
82,000		Union Carbide Corp., 7.750%, due 10/01/96	36,516
			147,001
		Computers: 0.3%
148,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	147,414
106,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	90,224
65,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	48,851
			286,489
		Diversified Financial Services: 1.5%
203,000	@@, #, C, S	Aiful Corp., 4.450%, due 02/16/10	78,309
96,000		American Express Co., 7.000%, due 03/19/18	90,556
75,000		American Express Credit Corp., 7.300%, due 08/20/13	74,474
109,000	@@, C, S	BNP Paribas, 1.625%, due 12/31/49	57,202
46,000		Caterpillar Financial Services, 6.125%, due 02/17/14	44,870
132,000		Caterpillar Financial Services, 7.150%, due 02/15/19	126,750
54,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	41,080
133,000		Countrywide Financial Corp., 5.800%, due 06/07/12	121,972
120,000		FIA Card Services NA, 6.625%, due 06/15/12	114,041
96,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	74,158
168,000		General Electric Capital Corp., 5.875%, due 01/14/38	119,770
210,000		General Electric Capital Corp., 6.875%, due 01/10/39	170,408
150,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	34,002
200,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	199,775
169,000	C, S	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	200,418
1,235,314	#, S, Z	Toll Road Investors Partnership II LP, 27.350%, due 02/15/45	112,498
200,000	#, ±, C, S	Twin Reefs Pass-through Trust, 1.390%, due 12/10/49	270
			1,660,553
		Electric: 1.3%
308,000	C, S	Commonwealth Edison Co., 6.950%, due 07/15/18	289,469
90,000	C	DTE Energy Co., 7.050%, due 06/01/11	90,887
47,000	C	Duke Energy Corp., 6.300%, due 02/01/14	48,880
53,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	51,562
49,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	47,904
34,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	34,191
52,836	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	47,528
99,000	C, S	Metropolitan Edison, 7.700%, due 01/15/19	100,570
317,000	C, S	NorthWestern Corp., 5.875%, due 11/01/14	313,436
95,000	#, C, S	Oncor Electric Delivery Co., 6.800%, due 09/01/18	93,581
129,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	125,862
112,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	113,380
100,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	90,391
			1,447,641
		Energy - Alternate Sources: 0.0%
200,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
200,000	S	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
			—
		Food: 0.2%
145,000		Kraft Foods, Inc., 6.125%, due 02/01/18	144,303
31,000		Kraft Foods, Inc., 6.500%, due 08/11/17	31,612
45,000	C	Safeway, Inc., 6.250%, due 03/15/14	46,654
			222,569
		Forest Products & Paper: 0.1%
25,000	C, S	International Paper Co., 7.400%, due 06/15/14	20,131
149,000	C	International Paper Co., 7.950%, due 06/15/18	117,720
			137,851
		Healthcare - Services: 0.2%
169,000	#, C	Roche Holdings, Inc., 5.000%, due 03/01/14	171,106
42,000	C	Wellpoint, Inc., 6.000%, due 02/15/14	42,076
62,000	C	Wellpoint, Inc., 7.000%, due 02/15/19	61,927
			275,109

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount			Value
		Insurance: 0.5%
$340,000	@@, C	Aegon NV, 2.568%, due 12/31/49	$54,400
180,000	S	American International Group, Inc., 5.850%, due 01/16/18	95,267
72,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	62,216
150,000	C	Metlife, Inc., 7.717%, due 02/15/19	144,978
43,000		Prudential Financial, Inc., 5.700%, due 12/14/36	26,332
89,000		Prudential Financial, Inc., 6.000%, due 12/01/17	74,712
77,000		Prudential Financial, Inc., 6.625%, due 12/01/37	54,152
59,000	@@, C, S	XL Capital, Ltd., 6.500%, due 12/31/49	12,991
			525,048
		Media: 1.4%
34,000	C	Comcast Corp., 5.300%, due 01/15/14	32,880
32,000	C	Comcast Corp., 5.900%, due 03/15/16	30,209
283,000	C, S	Comcast Corp., 6.300%, due 11/15/17	274,725
17,000	C, S	Comcast Corp., 6.950%, due 08/15/37	15,609
323,000	#, C, S	COX Communications, Inc., 6.250%, due 06/01/18	284,307
62,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	52,106
8,000	#, C, S	Cox Communications, Inc., 8.375%, due 03/01/39	7,711
91,000	C	News America, Inc., 6.650%, due 11/15/37	73,773
184,000	#, C, S	News America, Inc., 6.900%, due 03/01/19	174,517
338,000	C, S	Time Warner Cable, Inc., 6.200%, due 07/01/13	327,639
224,000	C, S	Time Warner, Inc., 5.500%, due 11/15/11	221,977
17,000	C	Time Warner, Inc., 7.700%, due 05/01/32	16,105
			1,511,558
		Miscellaneous Manufacturing: 0.2%
100,000		General Electric Co., 5.250%, due 12/06/17	92,195
135,000	@@, C	Tyco International Finance, 8.500%, due 01/15/19	141,134
			233,329
		Oil & Gas: 0.2%
100,000	C	ConocoPhillips, 5.750%, due 02/01/19	98,038
49,000	C	Hess Corp., 8.125%, due 02/15/19	50,029
86,000	C, S	Marathon Oil Corp., 6.500%, due 02/15/14	86,375
42,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	40,869
			275,311
		Oil & Gas Services: 0.0%
51,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	52,179
			52,179
		Pharmaceuticals: 0.1%
46,000	C	Novartis Capital Corp., 4.125%, due 02/10/14	46,478
47,000	@@, C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	46,591
			93,069
		Pipelines: 0.5%
163,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	169,462
115,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	122,660
54,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	53,484
32,000	@@, C	Trans-Canada Pipelines, 7.125%, due 01/15/19	33,088
36,000	@@, C	Trans-Canada Pipelines, 7.625%, due 01/15/39	36,058
113,000	C, S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	108,521
			523,273
		Retail: 0.2%
36,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	35,178
109,196	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	83,561
102,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	92,535
			211,274
		Software: 0.1%
68,000	C	Oracle Corp., 5.250%, due 01/15/16	68,873
52,000	C	Oracle Corp., 5.750%, due 04/15/18	52,677
			121,550
		Telecommunications: 1.0%
282,000	C, S	AT&T, Inc., 6.550%, due 02/15/39	262,515
105,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	82,949
100,000	@@, C	British Telecommunications PLC, 5.950%, due 01/15/18	82,117
63,000		Cisco Systems, Inc., 4.950%, due 02/15/19	61,003
79,000	C, S	Cisco Systems, Inc., 5.900%, due 02/15/39	73,811
34,000	@@, C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	34,142
10,000	C	Embarq Corp., 6.738%, due 06/01/13	9,408
17,000	C, S	Embarq Corp., 7.995%, due 06/01/36	13,291
203,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	112,374
165,000	@@, C, S	Telefonica Emisones SAU, 6.421%, due 06/20/16	167,887
125,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	147,875
125,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	124,405
			1,171,777
		Transportation: 0.5%
58,000	C	CSX Corp., 6.250%, due 04/01/15	54,044
89,000	C	CSX Corp., 6.250%, due 03/15/18	77,485
114,000	C, S	CSX Corp., 7.450%, due 04/01/38	96,841
67,000	C	Union Pacific Corp., 5.125%, due 02/15/14	66,391
110,000	C	Union Pacific Corp., 5.700%, due 08/15/18	104,487
112,000	C	Union Pacific Corp., 7.875%, due 01/15/19	122,944
			522,192
		Total Corporate Bonds/Notes
		(Cost $17,229,953)	13,645,070

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%
		Federal Home Loan Mortgage Corporation##: 4.3%
$54,613	S	4.969%, due 04/01/35	$56,069
1,816,800	C, S	5.000%, due 08/15/16-04/15/32	1,864,474
660,000	W	5.000%, due 03/01/39	670,210
1,105,000	C, S	5.500%, due 12/15/20-07/15/33	1,138,762
100,000	W	5.500%, due 03/01/39	102,422
865,391	C, S	6.000%, due 01/15/29	908,736
25,981	S	6.000%, due 04/01/14	26,997
77,661	S	6.500%, due 11/01/28-12/01/31	81,921
			4,849,591
		Federal National Mortgage Association##: 8.5%
9,179	S	0.824%, due 08/25/33	9,007
538,000	W	4.500%, due 04/15/19-03/01/39	541,125
1,492,000		5.000%, due 04/01/37	1,513,215
148,513	S	5.000%, due 02/25/29	152,393
86,052	S	5.027%, due 07/01/35	88,524
56,319	S	5.216%, due 08/01/35	58,006
3,526,000	^	5.500%, due 03/01/39	3,612,496
196,000	S	5.500%, due 05/25/30	203,761
996,830	S	6.000%, due 08/01/16-01/01/38	1,045,703
1,039,000	W	6.000%, due 03/01/39	1,073,255
1,000,000		6.500%, due 04/01/31	1,042,031
82,998	S	7.000%, due 06/01/31	88,719
76,631	C, S	7.500%, due 01/25/48	81,716
12,247	S	7.500%, due 09/01/30-10/01/30	13,096
			9,523,047
		Government National Mortgage Association: 2.3%
385,000	W	4.500%, due 04/15/35	384,759
4,434	S	5.375%, due 04/20/28	4,500
150,000	W	5.500%, due 03/01/39	154,055
858,000		6.000%, due 04/15/33	886,824
887,000		6.500%, due 03/01/30	924,559
106,787	S	6.500%, due 06/15/29-01/15/32	112,106
71,605	S	7.500%, due 12/15/23	77,327
			2,544,130
		Total U.S. Government Agency Obligations
		(Cost $16,719,119)	16,916,768
U.S. TREASURY OBLIGATIONS: 5.1%
		U.S. Treasury Bonds: 2.8%
1,550,000	S	2.750%, due 02/15/19	1,511,735
35,000	S	3.500%, due 02/15/39	33,617
699,000	S	4.500%, due 05/15/38	793,803
593,000	S	8.125%, due 08/15/19	825,011
			3,164,166
		U.S. Treasury Notes: 2.3%
1,165,000	S	0.875%, due 01/31/11	1,162,860
743,000	S	1.375%, due 02/15/12	742,475
604,000	S	1.750%, due 01/31/14	597,533
			2,502,868
		Total U.S. Treasury Obligations
		(Cost $5,735,412)	5,667,034
ASSET-BACKED SECURITIES: 1.8%
		Home Equity Asset-Backed Securities: 0.7%
523,809	C, S	GSAA Trust, 5.242%, due 06/25/34	500,942
112,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	26,953
23,319	C, S	Merrill Lynch Mortgage Investors Trust, 0.834%, due 07/25/34	13,192
303,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	130,620
6,106	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	5,852
111,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	93,554
41,660	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	38,609
			809,722
		Other Asset-Backed Securities: 1.1%
17,183	C, S	Amortizing Residential Collateral Trust, 0.724%, due 05/25/32	9,029
11,845	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.774%, due 07/25/33	9,747
2,194	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,948
212,319	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	185,306
56,561	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	44,549
119,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	92,244
97,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	55,381
99,959	C, S	Equity One, Inc., 5.050%, due 09/25/33	74,191
18,177	C, S	Fannie Mae, 0.614%, due 04/25/35	16,621
1,423,327	C, S	First Horizon Asset Back Trust, 0.604%, due 10/25/26	618,012
250,000	#, C, S, I	Hudson Mezzanine Funding, 1.314%, due 06/12/42	125
24,304	C, S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	14,034
10,343	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	9,890
3,149	C, S	Residential Asset Mortgage Products, Inc., 1.094%, due 06/25/33	2,204
105,359	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	72,347
			1,205,628
		Total Asset-Backed Securities
		(Cost $3,563,709)	2,015,350

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.5%
$320,256	C, S	American Home Mortgage Investment Trust, 0.854%, due 11/25/45	$68,573
274,115	C, S	Banc of America Alternative Loan Trust, 6.474%, due 04/25/37	136,251
5,108,327	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.288%, due 01/15/49	59,932
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,380
19,152	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	18,112
412,639	C, S	Banc of America Funding Corp., 5.255%, due 09/20/35	213,546
303,821	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	235,719
241,833	C, S	Banc of America Mortgage Securities, Inc., 5.170%, due 09/25/35	177,955
108,690	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	96,605
28,299	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	25,584
95,659	C, S	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	51,142
33,667	C, S	Bear Stearns Alternative-A Trust, 0.794%, due 07/25/34	16,867
226,463	C, S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	226,844
205,951	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	205,709
172,124	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	151,683
107,415	C, S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	84,722
324,815	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	213,283
103,341	C, S	Commercial Mortgage Pass-through Certificates, 4.221%, due 03/10/39	96,894
98,418	C, S	Countrywide Alternative Loan Trust, 0.714%, due 11/25/46	24,728
1,186	C, S	Countrywide Alternative Loan Trust, 0.774%, due 02/25/35	1,176
210,573	C, S	Countrywide Alternative Loan Trust, 2.703%, due 11/25/46	48,972
147,674	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	118,978
1,643,226	C, S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	946,651
1,618,873	C, S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	1,027,349
71,871	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.794%, due 04/25/35	10,496
141,798	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	102,708
346,803	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	233,066
42,991	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	38,914
123,340	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	59,070
176,012	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	175,742
154,336	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	104,329
43,364	C, S	First Horizon Mortgage Pass-through Trust, 5.394%, due 10/25/35	30,116
100,851	C, S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	78,360
97,536	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	96,348
4,300,123	C, S, ^	GE Capital Commercial Mortgage Corp., 0.479%, due 06/10/48	48,110
23,527	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	23,408
185,712	C, S	GMAC Mortgage Corp. Loan Trust, 4.587%, due 10/19/33	143,978
354,996	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	310,920
380,306	C, S	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	248,142
4,059,698	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.322%, due 03/10/39	49,884
80,787	#, C, S	GSMPS Mortgage Loan Trust, 0.824%, due 01/25/35	64,846
96,363	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	82,871
22,921	C, S	Harborview Mortgage Loan Trust, 0.906%, due 01/19/35	11,469
39,262	C, S	Homebanc Mortgage Trust, 1.334%, due 08/25/29	19,843
19,248	C, S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	11,325
13,999,624	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.038%, due 01/12/43	11,517
10,905	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	10,810
1,057,468	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.505%, due 02/15/40	18,648
23,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,344
280,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	229,099
136,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	50,514
2,273	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,924
35,271	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	32,876
3,133,193	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.155%, due 11/12/35	10,492
4,305,451	S, ^	Merrill Lynch Mortgage Trust, 21.870%, due 10/12/41	56,577
801,776	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.539%, due 08/12/48	15,906
14,359	C, S	MLCC Mortgage Investors, Inc., 0.794%, due 01/25/29	11,276
31,778	C, S	MLCC Mortgage Investors, Inc., 0.804%, due 11/25/29	22,574
176,000	C, S	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	103,588
27,082	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	25,704
90,631	C, S	Residential Accredit Loans, Inc., 0.714%, due 04/25/46	15,846
13,934	C, S	Sequoia Mortgage Trust, 0.815%, due 01/20/35	8,439
21,842	C, S	Structured Asset Mortgage Investments, Inc., 0.796%, due 04/19/35	11,171
200,695	C, S	Thornburg Mortgage Securities Trust, 0.824%, due 12/25/33	156,581
45,913	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.784%, due 01/25/45	20,327
26,862	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.795%, due
		06/25/44	14,338
703,333	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.633%, due 12/25/46	180,688
231,155	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.633%, due 07/25/47	53,547
148,010	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.743%, due 09/25/46	34,748
1,571,892	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.323%, due 11/25/46	298,659
197,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.791%, due 06/25/34	190,862
793,343	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.257%, due 12/25/46	307,497
287,460	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.490%, due 01/25/37	166,418
61,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.791%, due 10/25/36	30,046
195,261	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	162,981
139,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.609%, due 06/25/35	136,357

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$323,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.784%, due 07/25/34		$249,265
93,449	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.889%, due 08/25/34		75,257
230,374	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.113%, due 03/25/36		162,763
350,777	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35		242,449
186,185	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.937%, due 10/25/36		111,467
		Total Collateralized Mortgage Obligations
		(Cost $15,914,099)		9,454,155
MUNICIPAL BONDS: 0.1%
		California: 0.1%
119,000	C, S	City of San Diego, 7.125%, due 06/01/32		76,403
				76,403
		Michigan: 0.0%
115,000	S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		67,393
				67,393
		Total Municipal Bonds
		(Cost $232,353)		143,796
		Total Long-Term Investments
		(Cost $140,331,740)		113,203,381

Shares				Value
SHORT-TERM INVESTMENTS: 5.7%
		Affiliated Mutual Fund: 5.0%
5,593,000		ING Institutional Prime Money Market Fund - Class I		$5,593,000
		Total Mutual Fund
		(Cost $5,593,000)		5,593,000

Principal Amount				Value
		Securities Lending Collateral(CC): 0.7%
$887,268		Bank of New York Mellon Corp. Institutional Cash Reserves		$823,734
		Total Securities Lending Collateral
		(Cost $887,268)		823,734
		Total Short-Term Investments
		(Cost $6,480,268)		6,416,734
		Total Investments in Securities
		(Cost $146,812,008)*	106.9%	$119,620,115
		Other Assets and Liabilities - Net	(6.9)	(7,711,304)
		Net Assets	100.0%	$111,908,811

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	CC	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $152,960,778.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,875,841
		Gross Unrealized Depreciation		(36,216,504)
		Net Unrealized Depreciation		$(33,340,663)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$70,663,955	$(5,007)
Level 2- Other Significant Observable Inputs	48,409,490	8,109
Level 3- Significant Unobservable Inputs	546,670	—
Total	$119,620,115	$3,102

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended February 28, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 05/31/08	$1,706,886	$—
Net Purchases/(Sales)	(5,027)	—
Accrued Discounts/(Premiums)	7,080	—
Total Realized Gain/(Loss)	(13)	—
Total Unrealized Appreciation/(Depreciation)	(1,162,256)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 02/28/09	$546,670	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Forward foreign currency contracts	Foreign Exchange Contracts	$28,407	Foreign Exchange Contracts	$44,719
Futures	Equity Contracts	—	Equity Contracts	27,749
Futures	Interest Rate Contracts	70,664	Interest Rate Contracts	47,922
Credit Default Swaps	Credit Contracts	111,369	Credit Contracts	138,696
Total		$210,440		$259,086

* Forward foreign currency contracts, futures and swaps are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

At February 28, 2009 the following forward foreign currency contracts were outstanding for the ING Balanced Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 158,329	BUY	03/05/09	226,300	226,660	$360
British Pound
GBP 155,835	BUY	03/05/09	223,900	223,089	(811)
Swedish Krona
SEK 1,808,318	BUY	03/05/09	226,300	200,764	(25,536)
Swedish Krona
SEK 1,851,228	BUY	03/05/09	223,900	205,528	(18,372)
					$(44,359)
EU Euro
EUR 167,670	SELL	03/05/09	221,700	212,556	$9,144
EU Euro
EUR 174,469	SELL	03/05/09	231,000	221,175	9,825
EU Euro
EUR 172,699	SELL	03/05/09	223,900	218,932	4,968
EU Euro
EUR 173,376	SELL	03/05/09	223,900	219,790	4,110
					$28,047

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on February 28, 2009

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	7	03/06/09	$7,882
Euro-Schatz	31	03/06/09	48,779
Long Gilt	12	06/26/09	(34,140)
S&P 500	9	03/19/09	(27,749)
U.S. Treasury 2-Year Note	8	06/30/09	(520)
U.S. Treasury 5-Year Note	33	06/30/09	(4,208)
U.S. Treasury Long Bond	3	06/19/09	(9,054)
			$(19,010)
Short Contracts
U.S. Treasury 10-Year Note	24	06/19/09	$14,003
			$14,003

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on February 28, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	Appreciation
Barclays Bank PLC	CDX.NA.IG.11 Index	Buy	(1.500)	12/20/13	USD	1,000,000	$31,634	$29,944	$1,690
Citibank N.A., New York	CDX.NA.IG.11 Index	Buy	(1.500)	12/20/13	USD	1,000,000	31,633	30,150	1,483
							$63,267	$60,094	$3,173

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	84,500	$13,411	$—	$13,411
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	154,000	26,182	—	26,182
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	81,000	(1,343)	—	(1,343)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	32,000	7,392	9,861	(2,469)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	67,000	15,477	19,815	(4,338)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	211,000	48,741	33,959	14,782
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	210,000	52,976	—	52,976
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	139,000	845	—	845
Citibank N.A., New York	Weyerhaeuser Co. 7.125%, 07/15/23	Buy	(3.150)	12/20/13	USD	160,000	(4,561)	—	(4,561)
							$159,120	$63,635	$95,485

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	at 02/28/09 (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	10.33%	USD	84,000	$(13,418)	$—	$(13,418)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	73.36%	USD	32,000	(21,441)	(10,972)	(10,469)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	73.36%	USD	67,000	(44,892)	(25,060)	(19,832)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	73.36%	USD	53,000	(35,512)	(17,942)	(17,570)
JPMorgan Chase Bank, N.A. New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	73.36%	USD	106,000	(71,024)	(18,008)	(53,016)
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	2.36%	USD	226,000	(11,680)	—	(11,680)
								$(197,967)	$(71,982)	$(125,985)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2009 (Unaudited) (continued)

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed for credit default swaps sold and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values, as well as the receive fixed rate, serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, and high receive fixed rate, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Aerospace/Defense: 5.4%
1,720		Boeing Co.	$54,077
1,250		General Dynamics Corp.	54,775
870		Lockheed Martin Corp.	54,906
1,360		Raytheon Co.	54,359
1,310		United Technologies Corp.	53,487
			271,604
		Agriculture: 2.4%
4,530		Altria Group, Inc.	69,943
1,580		Philip Morris International, Inc.	52,883
			122,826
		Apparel: 1.1%
1,390		Nike, Inc.	57,727
			57,727
		Banks: 3.4%
890		Goldman Sachs Group, Inc.	81,061
4,570		Morgan Stanley	89,294
			170,355
		Beverages: 2.5%
1,560		Coca-Cola Co.	63,726
1,280		PepsiCo, Inc.	61,619
			125,345
		Biotechnology: 2.4%
1,230	@	Amgen, Inc.	60,184
1,350	@	Gilead Sciences, Inc.	60,480
			120,664
		Chemicals: 1.0%
2,800		EI Du Pont de Nemours & Co.	52,528
			52,528
		Commercial Services: 1.6%
510		Mastercard, Inc.	80,595
			80,595
		Computers: 6.8%
850	@	Apple, Inc.	75,914
6,820	@	Dell, Inc.	58,175
6,630	@	EMC Corp.	69,615
1,960		Hewlett-Packard Co.	56,899
880		International Business Machines Corp.	80,986
			341,589
		Cosmetics/Personal Care: 3.4%
2,960		Avon Products, Inc.	52,066
1,030		Colgate-Palmolive Co.	61,985
1,170		Procter & Gamble Co.	56,359
			170,410
		Electric: 4.8%
2,160		American Electric Power Co., Inc.	60,588
890		Entergy Corp.	59,977
1,290		Exelon Corp.	60,914
1,940		Southern Co.	58,801
			240,280
		Food: 4.7%
2,360		Campbell Soup Co.	63,177
1,840		HJ Heinz Co.	60,113
2,620		Kraft Foods, Inc.	59,684
7,230		Sara Lee Corp.	55,743
			238,717
		Forest Products & Paper: 1.1%
2,240		Weyerhaeuser Co.	54,118
			54,118
		Healthcare - Products: 5.1%
1,320		Baxter International, Inc.	67,201
2,000	@@	Covidien Ltd.	63,340
1,200		Johnson & Johnson	60,000
2,300		Medtronic, Inc.	68,057
			258,598
		Healthcare - Services: 1.0%
2,590		UnitedHealth Group, Inc.	50,894
			50,894
		Internet: 3.0%
1,350	@	Amazon.com, Inc.	87,467
190	@	Google, Inc. - Class A	64,218
			151,685
		Media: 3.2%
4,180		Comcast Corp. – Class A	54,591

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Media (continued)
6,950		Time Warner, Inc.	$53,029
3,110		Walt Disney Co.	52,155
			159,775
		Miscellaneous Manufacturing: 3.5%
1,240		3M Co.	56,370
2,130		Honeywell International, Inc.	57,148
3,230	@@	Tyco International Ltd.	64,762
			178,280
		Oil & Gas: 4.6%
970		Chevron Corp.	58,889
1,350		ConocoPhillips	50,423
920		ExxonMobil Corp.	62,468
1,220		Occidental Petroleum Corp.	63,281
			235,061
		Oil & Gas Services: 5.3%
2,170		Baker Hughes, Inc.	63,603
3,930		Halliburton Co.	64,098
2,860	@	National Oilwell Varco, Inc.	76,448
1,640		Schlumberger Ltd.	62,418
			266,567
		Pharmaceuticals: 7.3%
1,310		Abbott Laboratories	62,015
3,070		Bristol-Myers Squibb Co.	56,519
2,360		Merck & Co., Inc.	57,112
3,930		Pfizer, Inc.	48,378
4,060		Schering-Plough Corp.	70,603
1,870		Wyeth	76,333
			370,960
		Pipelines: 1.1%
4,840		Williams Cos., Inc.	54,692
			54,692
		Retail: 9.5%
1,350		Costco Wholesale Corp.	57,159
2,440		CVS Caremark Corp.	62,806
2,990		Home Depot, Inc.	62,461
3,220		Lowe’s Cos., Inc.	51,005
1,110		McDonald’s Corp.	57,998
2,080		Target Corp.	58,885
2,910		Walgreen Co.	69,433
1,270		Wal-Mart Stores, Inc.	62,535
			482,282
		Semiconductors: 2.5%
4,740		Intel Corp.	60,388
4,570		Texas Instruments, Inc.	65,580
			125,968
		Software: 2.3%
3,570		Microsoft Corp.	57,656
3,910	@	Oracle Corp.	60,761
			118,417
		Telecommunications: 6.1%
2,450		AT&T, Inc.	58,237
4,330	@	Cisco Systems, Inc.	63,088
2,020		Qualcomm, Inc.	67,529
17,440	@	Sprint Nextel Corp.	57,378
2,100		Verizon Communications, Inc.	59,913
			306,145
		Transportation: 2.2%
960		Burlington Northern Santa Fe Corp.	56,419
1,290		United Parcel Service, Inc. - Class B	53,122
			109,541
		Total Common Stock
		(Cost $5,376,741)	4,915,623
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
1,380		SPDR Trust Series 1	102,023
		Total Exchange-Traded Funds
		(Cost $105,466)	102,023
		Total Long-Term Investments
		(Cost $5,482,207)	5,017,646
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
39,000		ING Institutional Prime Money Market Fund - Class I	39,000
		Total Short-Term Investments
		(Cost $39,000)	39,000

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $5,521,207)*	100.1%	$5,056,646
		Other Assets and Liabilities - Net	(0.1)	(2,899)
		Net Assets	100.0%	$5,053,747

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $5,632,645.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$106,587
		Gross Unrealized Depreciation		(682,586)
		Net Unrealized Depreciation		$(575,999)

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,056,646	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$5,056,646	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.9%
		Aerospace/Defense: 0.5%
38,405	@	TransDigm Group, Inc.	$1,357,233
			1,357,233
		Agriculture: 2.9%
181,060		Altria Group, Inc.	2,795,566
152,809		Philip Morris International, Inc.	5,114,517
			7,910,083
		Apparel: 0.8%
158,700	@	Coach, Inc.	2,218,626
			2,218,626
		Auto Manufacturers: 1.1%
123,900		Paccar, Inc.	3,106,173
			3,106,173
		Auto Parts & Equipment: 0.6%
112,400	@@	Autoliv, Inc.	1,672,512
			1,672,512
		Banks: 6.2%
46,773		Goldman Sachs Group, Inc.	4,260,085
306,198		JPMorgan Chase & Co.	6,996,624
51,700		PNC Financial Services Group, Inc.	1,413,478
368,690		Wells Fargo & Co.	4,461,149
			17,131,336
		Beverages: 2.1%
34,000		Coca-Cola Co.	1,388,900
90,600		PepsiCo, Inc.	4,361,484
			5,750,384
		Biotechnology: 1.9%
119,100	@	Gilead Sciences, Inc.	5,335,680
			5,335,680
		Chemicals: 1.3%
88,300		EI Du Pont de Nemours & Co.	1,656,508
24,300		Monsanto Co.	1,853,361
			3,509,869
		Computers: 4.0%
68,200	@	Apple, Inc.	6,090,942
168,800		Hewlett-Packard Co.	4,900,264
12,700		Seagate Technology, Inc. - Escrow	—
			10,991,206
		Cosmetics/Personal Care: 2.9%
165,619		Procter & Gamble Co.	7,977,867
			7,977,867
		Diversified Financial Services: 0.5%
28,658	@@	Deutsche Boerse AG	1,310,927
			1,310,927
		Electric: 3.7%
80,800		Exelon Corp.	3,815,376
86,900		NSTAR	2,795,573
96,200		Pacific Gas & Electric Co.	3,676,764
			10,287,713
		Electronics: 1.3%
140,200		Amphenol Corp.	3,563,884
			3,563,884
		Entertainment: 0.6%
155,400		Regal Entertainment Group	1,591,296
			1,591,296
		Environmental Control: 1.2%
122,800		Waste Management, Inc.	3,315,600
			3,315,600
		Food: 0.7%
59,300	@@	Cadbury PLC ADR	1,816,952
			1,816,952
		Healthcare - Products: 4.4%
99,500	@@	Covidien Ltd.	3,151,165
83,340		Johnson & Johnson	4,167,000
147,800	@	St. Jude Medical, Inc.	4,901,048
			12,219,213
		Healthcare - Services: 1.4%
113,600	@	WellPoint, Inc.	3,853,312
			3,853,312
		Insurance: 3.3%
77,358		Reinsurance Group of America, Inc.	2,104,138
110,705		Travelers Cos., Inc.	4,001,986
132,200	@@	Willis Group Holdings Ltd.	2,893,858
			8,999,982
		Internet: 2.3%
18,866	@	Google, Inc. - Class A	6,376,519
			6,376,519

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Iron/Steel: 0.7%
92,400		United States Steel Corp.		$1,817,508
				1,817,508
		Machinery - Diversified: 1.7%
99,000		Cummins, Inc.		2,059,200
60,700		Roper Industries, Inc.		2,509,945
				4,569,145
		Media: 2.6%
255,088	@	Liberty Media Corp. - Entertainment		4,418,124
362,900		Time Warner, Inc.		2,768,927
				7,187,051
		Mining: 1.7%
64,600	@@	BHP Billiton Ltd. ADR		2,352,732
81,900		Freeport-McMoRan Copper & Gold, Inc.		2,491,398
				4,844,130
		Miscellaneous Manufacturing: 3.9%
449,345		General Electric Co.		3,823,926
150,100		Honeywell International, Inc.		4,027,183
107,700		Illinois Tool Works, Inc.		2,994,060
				10,845,169
		Oil & Gas: 13.1%
57,500		Apache Corp.		3,397,675
72,200	@@	EnCana Corp.		2,832,364
264,370		ExxonMobil Corp.		17,950,723
159,700		Marathon Oil Corp.		3,716,219
75,300	@@	Royal Dutch Shell PLC ADR - Class A		3,310,941
47,100	@	Transocean, Ltd.		2,815,167
63,100		XTO Energy, Inc.		1,997,746
				36,020,835
		Oil & Gas Services: 2.2%
335,800		BJ Services Co.		3,247,186
74,600		Schlumberger Ltd.		2,839,276
				6,086,462
		Pharmaceuticals: 7.2%
119,850		Abbott Laboratories		5,673,699
73,600		AmerisourceBergen Corp.		2,337,536
172,100		Pfizer, Inc.		2,118,551
75,200	@@	Teva Pharmaceutical Industries Ltd. ADR		3,352,416
156,800		Wyeth		6,400,576
				19,882,778
		Retail: 5.6%
130,210		Burger King Holdings, Inc.		2,798,213
213,100		Gap, Inc.		2,299,349
105,500		Home Depot, Inc.		2,203,895
341,800		Macy’s, Inc.		2,689,966
111,259		Wal-Mart Stores, Inc.		5,478,393
				15,469,816
		Semiconductors: 3.2%
277,900		Intel Corp.		3,540,446
126,100		Linear Technology Corp.		2,748,980
326,000	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		2,458,040
				8,747,466
		Software: 3.1%
317,578		Microsoft Corp.		5,128,885
227,600	@	Oracle Corp.		3,536,904
				8,665,789
		Telecommunications: 6.6%
235,400		AT&T, Inc.		5,595,458
281,400	@	Cisco Systems, Inc.		4,099,998
147,690		Qualcomm, Inc.		4,937,277
1,071,400	@	Sprint Nextel Corp.		3,524,906
				18,157,639
		Transportation: 0.6%
81,200		JB Hunt Transport Services, Inc.		1,654,856
				1,654,856
		Total Common Stock
		(Cost $322,752,443)		264,245,011
SHORT-TERM INVESTMENTS: 4.4%
		Affiliated Mutual Fund: 4.4%
12,073,000	S	ING Institutional Prime Money Market Fund - Class I		12,073,000
		Total Short-Term Investments
		(Cost $12,073,000)		12,073,000
		Total Investments in Securities
		(Cost $334,825,443)*	100.3%	$276,318,011
		Other Assets and Liabilities - Net	(0.3)	(740,033)
		Net Assets	100.0%	$275,577,678

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $348,570,813.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,819,249
		Gross Unrealized Depreciation		(80,072,051)
		Net Unrealized Depreciation		$(72,252,802)

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$275,007,084	$(160,215)
Level 2- Other Significant Observable Inputs	1,310,927	—
Level 3- Significant Unobservable Inputs	—	—
Total	$276,318,011	$(160,215)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair value of derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$160,215
Total		$—		$160,215

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2009 (Unaudited) (continued)

ING Growth and Income Fund Open Futures Contracts on February 28, 2009

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500 E-Mini	80	03/20/09	$(160,215)
			$(160,215)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Advertising: 0.9%
198,250	@	Interpublic Group of Cos., Inc.	$755,333
84,006		Omnicom Group	2,018,664
			2,773,997
		Aerospace/Defense: 3.7%
66,508		General Dynamics Corp.	2,914,381
26,535		Goodrich Corp.	879,370
12,291		Lockheed Martin Corp.	775,685
48,692		Northrop Grumman Corp.	1,819,133
49,450		Raytheon Co.	1,976,517
70,743		United Technologies Corp.	2,888,437
			11,253,523
		Agriculture: 3.0%
196,366		Altria Group, Inc.	3,031,891
59,869		Archer-Daniels-Midland Co.	1,596,108
68,649		Philip Morris International, Inc.	2,297,682
59,935		Reynolds American, Inc.	2,012,617
			8,938,298
		Apparel: 0.0%
2,538	S	Polo Ralph Lauren Corp.	87,485
			87,485
		Banks: 4.6%
182,243		Bank of America Corp.	719,860
60,572		Bank of New York Mellon Corp.	1,342,881
63,410	L	BB&T Corp.	1,022,803
9,872		Goldman Sachs Group, Inc.	899,142
156,864		JPMorgan Chase & Co.	3,584,342
34,946		Morgan Stanley	682,845
30,480		Northern Trust Corp.	1,693,164
22,714		PNC Financial Services Group, Inc.	621,001
46,845		State Street Corp.	1,183,773
16,183		US Bancorp.	231,579
161,704		Wells Fargo & Co.	1,956,618
			13,938,008
		Beverages: 1.3%
25,487		Coca-Cola Co.	1,041,144
10,149		Coca-Cola Enterprises, Inc.	116,511
42,267	@	Constellation Brands, Inc.	551,584
6,205		Molson Coors Brewing Co.	218,602
60,120		Pepsi Bottling Group, Inc.	1,112,220
18,822		PepsiCo, Inc.	906,091
			3,946,152
		Biotechnology: 1.5%
41,396	@	Amgen, Inc.	2,025,506
20,269	@	Biogen Idec, Inc.	933,185
27,253	@	Gilead Sciences, Inc.	1,220,934
16,562	@	Life Technologies Corp.	482,782
			4,662,407
		Chemicals: 1.3%
4,713		CF Industries Holdings, Inc.	303,187
16,577		International Flavors & Fragrances, Inc.	436,141
14,532		Monsanto Co.	1,108,356
59,580		PPG Industries, Inc.	1,850,555
2,118	S	Rohm & Haas Co.	110,284
			3,808,523
		Commercial Services: 2.4%
15,100	@	Apollo Group, Inc. - Class A	1,094,750
26,600		Automatic Data Processing, Inc.	908,390
35,417		Equifax, Inc.	761,466
47,469		H&R Block, Inc.	906,658
40,312		McKesson Corp.	1,653,598
85,598		RR Donnelley & Sons Co.	666,808
122,158		Western Union Co.	1,363,283
			7,354,953
		Computers: 7.8%
16,940	@	Affiliated Computer Services, Inc.	789,912
49,766	@	Apple, Inc.	4,444,601
23,483	@	Computer Sciences Corp.	815,799
160,376	@	Dell, Inc.	1,368,007
138,620	@	EMC Corp.	1,455,510
195,977		Hewlett-Packard Co.	5,689,212
86,202		International Business Machines Corp.	7,933,170
33,860	@	Lexmark International, Inc.	580,360
29,608	@	Teradata Corp.	457,740
			23,534,311
		Cosmetics/Personal Care: 2.6%
164,410		Procter & Gamble Co.	7,919,628
			7,919,628

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.8%
38,486		Charles Schwab Corp.	$489,157
4,225		CME Group, Inc.	770,640
42,054		Discover Financial Services	240,969
1,123		Federated Investors, Inc.	21,180
45,150	@	Nasdaq Stock Market, Inc.	943,635
3,242		NYSE Euronext	54,725
			2,520,306
		Electric: 3.7%
188,342	@	AES Corp.	1,186,555
100,405		CMS Energy Corp.	1,110,479
32,100		Consolidated Edison, Inc.	1,162,341
824		Constellation Energy Group, Inc.	16,282
10,987		DTE Energy Co.	294,122
52,020		Edison International	1,415,984
4,561		Entergy Corp.	307,366
49,700		Exelon Corp.	2,346,834
26,100		FirstEnergy Corp.	1,110,816
14,645		FPL Group, Inc.	663,858
53,800		Public Service Enterprise Group, Inc.	1,468,202
			11,082,839
		Electrical Components & Equipment: 0.1%
14,332		Emerson Electric Co.	383,381
			383,381
		Electronics: 0.6%
950		Jabil Circuit, Inc.	3,933
40,743		PerkinElmer, Inc.	524,770
17,100	@	Thermo Electron Corp.	620,046
15,642	@	Waters Corp.	550,911
			1,699,660
		Engineering & Construction: 0.8%
37,717		Fluor Corp.	1,254,090
35,800	@	Jacobs Engineering Group, Inc.	1,207,892
			2,461,982
		Food: 1.6%
103,334		ConAgra Foods, Inc.	1,558,277
16,300		HJ Heinz Co.	532,521
7,766		Kraft Foods, Inc.	176,909
16,808		Kroger Co.	347,421
41,821		Safeway, Inc.	773,689
112,518		Sara Lee Corp.	867,514
29,851		Supervalu, Inc.	465,974
			4,722,305
		Forest Products & Paper: 0.3%
168,839		International Paper Co.	960,694
			960,694
		Gas: 0.6%
84,648		CenterPoint Energy, Inc.	873,567
1,636		NiSource, Inc.	14,315
23,028		Sempra Energy	957,274
			1,845,156
		Hand/Machine Tools: 0.0%
3,814		Black & Decker Corp.	90,277
			90,277
		Healthcare - Products: 2.8%
8,649		Becton Dickinson & Co.	535,287
14,051	@@	Covidien Ltd.	444,995
10,070		CR Bard, Inc.	808,218
91,152		Johnson & Johnson	4,557,600
49,951		Medtronic, Inc.	1,478,050
21,262	@	Varian Medical Systems, Inc.	648,704
			8,472,854
		Healthcare - Services: 1.5%
40,066		Aetna, Inc.	956,375
46,727		Cigna Corp.	736,418
3,870	@	DaVita, Inc.	181,580
11,785	@	Humana, Inc.	278,951
13,902	@	Laboratory Corp. of America Holdings	764,749
79,605		UnitedHealth Group, Inc.	1,564,238
			4,482,311
		Household Products/Wares: 0.2%
921		Avery Dennison Corp.	18,558
13,319		Kimberly-Clark Corp.	627,458
			646,016
		Insurance: 2.5%
92,522		Aflac, Inc.	1,550,669
30,989		AON Corp.	1,185,019
9,570		Chubb Corp.	373,613
4,622		Cincinnati Financial Corp.	94,936
36,979		Loews Corp.	734,033
45,419		Metlife, Inc.	838,435
15,300		Torchmark Corp.	315,180

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
56,110		Travelers Cos., Inc.	$2,028,377
56,472		UnumProvident Corp.	574,885
			7,695,147
		Internet: 2.3%
10,839	@	Amazon.com, Inc.	702,259
117,575	@	eBay, Inc.	1,278,040
10,259	@	Google, Inc. - Class A	3,467,439
95,471	@	Symantec Corp.	1,320,364
3,929	@	Yahoo!, Inc.	51,981
			6,820,083
		Iron/Steel: 0.3%
10,666		Nucor Corp.	358,911
25,260		United States Steel Corp.	496,864
			855,775
		Machinery - Diversified: 0.6%
22,650		Cummins, Inc.	471,120
24,800		Flowserve Corp.	1,251,656
			1,722,776
		Media: 2.0%
180,807		Comcast Corp. – Class A	2,361,339
82,780	@	DIRECTV Group, Inc.	1,650,633
183,488		Time Warner, Inc.	1,400,013
36,509		Walt Disney Co.	612,256
			6,024,241
		Metal Fabricate/Hardware: 0.4%
19,423		Precision Castparts Corp.	1,076,617
			1,076,617
		Mining: 0.0%
187		Freeport-McMoRan Copper & Gold, Inc.	5,689
			5,689
		Miscellaneous Manufacturing: 3.3%
81,080		Dover Corp.	2,022,135
677,908		General Electric Co.	5,768,997
26,500		Honeywell International, Inc.	710,995
41,695		ITT Corp.	1,557,308
			10,059,435
		Office/Business Equipment: 0.9%
87,180		Pitney Bowes, Inc.	1,681,702
178,448		Xerox Corp.	924,361
			2,606,063
		Oil & Gas: 12.5%
9,489		Anadarko Petroleum Corp.	331,641
5,801		Apache Corp.	342,781
125,187		Chevron Corp.	7,600,103
72,499		ConocoPhillips	2,707,838
268,480		ExxonMobil Corp.	18,229,792
9,373		Hess Corp.	512,609
22,744		Marathon Oil Corp.	529,253
29,158		Murphy Oil Corp.	1,219,096
89,650	@, @@	Nabors Industries Ltd.	870,502
40,950		Noble Corp.	1,006,961
18,635		Occidental Petroleum Corp.	966,597
20,279	@	Southwestern Energy Co.	583,427
27,950		Sunoco, Inc.	934,928
39,433		Tesoro Corp.	582,031
70,426		Valero Energy Corp.	1,364,856
			37,782,415
		Oil & Gas Services: 1.8%
94,882		BJ Services Co.	917,509
57,457	@	Cameron International Corp.	1,107,771
58,457	@	National Oilwell Varco, Inc.	1,562,556
34,933		Schlumberger Ltd.	1,329,550
20,899		Smith International, Inc.	448,911
			5,366,297
		Packaging & Containers: 0.6%
10,250		Ball Corp.	412,973
8,645		Bemis Co.	160,538
48,600	@	Pactiv Corp.	769,338
38,145		Sealed Air Corp.	425,698
			1,768,547
		Pharmaceuticals: 7.4%
48,161		Abbott Laboratories	2,279,942
24,751		AmerisourceBergen Corp.	786,092
94,402		Bristol-Myers Squibb Co.	1,737,941
89,906		Eli Lilly & Co.	2,641,438
24,460	@	Express Scripts, Inc.	1,230,338
54,600	@	Forest Laboratories, Inc.	1,170,624
12,496	@	Medco Health Solutions, Inc.	507,088
134,224		Merck & Co., Inc.	3,248,221
5,717	@, L	Mylan Laboratories	71,062
318,320		Pfizer, Inc.	3,918,519
82,100		Schering-Plough Corp.	1,427,719
23,672	@	Watson Pharmaceuticals, Inc.	669,207
61,805		Wyeth	2,522,880
			22,211,071

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.0%
3,182		Williams Cos., Inc.	$35,957
			35,957
		Retail: 8.5%
4,608	@	Autozone, Inc.	655,396
35,330	@	Big Lots, Inc.	547,968
16,000		Costco Wholesale Corp.	677,440
97,560		CVS Caremark Corp.	2,511,194
32,115		Family Dollar Stores, Inc.	881,236
29,329	@	GameStop Corp.	789,537
118,280		Gap, Inc.	1,276,241
46,317		Home Depot, Inc.	967,562
26,400	@	Kohl’s Corp.	927,696
103,700		Limited Brands, Inc.	797,453
53,477		McDonald’s Corp.	2,794,173
14,342		RadioShack Corp.	105,127
11,176	@, L	Sears Holding Corp.	410,830
114,111		Staples, Inc.	1,820,070
20,628	@	Starbucks Corp.	188,746
20,240		Target Corp.	572,994
81,904		TJX Cos., Inc.	1,824,002
29,502		Walgreen Co.	703,918
138,336		Wal-Mart Stores, Inc.	6,811,665
14,580		Yum! Brands, Inc.	383,162
			25,646,410
		Savings & Loans: 0.5%
156,126		Hudson City Bancorp., Inc.	1,619,027
			1,619,027
		Semiconductors: 1.0%
134,873		Intel Corp.	1,718,282
50,930	@	QLogic Corp.	469,575
38,930		Xilinx, Inc.	688,282
			2,876,139
		Software: 4.7%
52,801	@	Adobe Systems, Inc.	881,777
6,426	@	Autodesk, Inc.	81,546
76,658		CA, Inc.	1,299,353
108,750	@	Compuware Corp.	642,713
55,914		Fidelity National Information Services, Inc.	978,495
48,300	@	Fiserv, Inc.	1,575,546
80,090		IMS Health, Inc.	1,002,727
328,846		Microsoft Corp.	5,310,863
153,860	@	Oracle Corp.	2,390,984
			14,164,004
		Telecommunications: 5.8%
208,683		AT&T, Inc.	4,960,395
7,961	@	Ciena Corp.	42,751
332,180	@, S	Cisco Systems, Inc.	4,839,863
429		Corning, Inc.	4,526
6,740		Embarq Corp.	235,698
18,372		Harris Corp.	684,908
19,858	@	JDS Uniphase Corp.	54,808
3,369	@	Juniper Networks, Inc.	47,873
36,718		Qualcomm, Inc.	1,227,483
21,591	@	Sprint Nextel Corp.	71,034
146,394		Verizon Communications, Inc.	4,176,621
159,900		Windstream Corp.	1,192,854
			17,538,814
		Toys/Games/Hobbies: 0.2%
28,195		Hasbro, Inc.	645,384
			645,384
		Transportation: 1.1%
35,300		CSX Corp.	871,204
15,237		FedEx Corp.	658,391
14,065		Norfolk Southern Corp.	446,142
26,250		Ryder System, Inc.	600,075
17,918		Union Pacific Corp.	672,283
			3,248,095
		Total Common Stock
		(Cost $350,056,390)	297,353,052
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.0%
3,133		Equity Residential	55,141
			55,141
		Forest Products & Paper: 0.1%
13,904		Plum Creek Timber Co., Inc.	364,702
			364,702
		Health Care: 0.2%
27,001		HCP, Inc.	493,308
			493,308

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Regional Malls: 0.3%
29,542		Simon Property Group, Inc.		$977,840
				977,840
		Storage: 0.2%
7,650		Public Storage, Inc.		424,422
				424,422
		Total Real Estate Investment Trusts
		(Cost $2,845,514)		2,315,413
		Total Long-Term Investments
		(Cost $352,901,904)		299,668,465

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.3%
		Securities Lending Collateral(CC): 0.3%
$827,697		Bank of New York Mellon Corp. Institutional Cash Reserves		$768,870
		Total Short-Term Investments
		(Cost $827,697)		768,870
		Total Investments in Securities
		(Cost $353,729,601)*	99.6%	$300,437,335
		Other Assets and Liabilities - Net	0.4	1,246,019
		Net Assets	100.0%	$301,683,354

	@	Non-income producing security
	@@	Foreign Issuer
	CC	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	*	Cost for federal income tax purposes is $379,944,125.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,037,699
		Gross Unrealized Depreciation		(94,544,489)
		Net Unrealized Depreciation		$(79,506,790)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$299,668,465	$(99,228)
Level 2- Other Significant Observable Inputs	768,870	—
Level 3- Significant Unobservable Inputs	—	—
Total	$300,437,335	$(99,228)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$99,228
Total		$—		$99,228

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on February 28, 2009

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	12	03/19/09	$(92,407)
S&P 500	1	06/18/09	(6,821)
			$(99,228)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Advertising: 0.1%
12,250		Harte-Hanks, Inc.	$68,723
			68,723
		Aerospace/Defense: 0.4%
7,050	@	Alliant Techsystems, Inc.	498,153
			498,153
		Airlines: 0.1%
4,500	@	Alaska Air Group, Inc.	98,595
			98,595
		Apparel: 0.5%
13,560	@	Hanesbrands, Inc.	94,920
22,000	@	Timberland Co.	247,500
11,380	@	Warnaco Group, Inc.	246,377
			588,797
		Auto Manufacturers: 0.1%
10,200		Oshkosh Truck Corp.	63,852
			63,852
		Auto Parts & Equipment: 0.2%
15,340		BorgWarner, Inc.	264,615
			264,615
		Banks: 3.8%
45,900		Associated Banc-Corp.	663,714
16,100		Bancorpsouth, Inc.	299,943
23,000		Bank of Hawaii Corp.	736,920
19,575		Commerce Bancshares, Inc.	679,840
19,100		Cullen/Frost Bankers, Inc.	822,064
19,550		FirstMerit Corp.	287,581
19,050		Fulton Financial Corp.	118,491
21,900		International Bancshares Corp.	219,219
28,400		Valley National Bancorp.	324,612
5,000		Westamerica Bancorp.	199,350
8,120		Wilmington Trust Corp.	73,080
			4,424,814
		Beverages: 0.4%
12,590	@	Hansen Natural Corp.	418,995
5,219		PepsiAmericas, Inc.	86,688
			505,683
		Biotechnology: 1.1%
3,950	@	Bio-Rad Laboratories, Inc.	220,015
4,150	@	Charles River Laboratories International, Inc.	102,920
2,300	@	United Therapeutics Corp.	154,353
24,300	@	Vertex Pharmaceuticals, Inc.	734,589
			1,211,877
		Building Materials: 0.2%
3,450		Martin Marietta Materials, Inc.	264,132
			264,132
		Chemicals: 3.6%
28,980		Airgas, Inc.	892,294
3,212		Albemarle Corp.	62,152
32,950		Ashland, Inc.	194,735
17,600		Cabot Corp.	184,448
11,940		Cytec Industries, Inc.	183,876
4,500		FMC Corp.	181,935
16,562		Lubrizol Corp.	455,289
19,370		Minerals Technologies, Inc.	579,550
22,600		Terra Industries, Inc.	582,854
48,600		Valspar Corp.	811,620
			4,128,753
		Coal: 0.4%
31,680		Arch Coal, Inc.	440,352
13,850	@, L	Patriot Coal Corp.	50,553
			490,905
		Commercial Services: 9.0%
21,529	@, L	Alliance Data Systems Corp.	637,258
9,300	@	Brink’s Home Security Holdings, Inc.	195,021
24,210	@	Career Education Corp.	597,261
7,700	@	Corinthian Colleges, Inc.	151,690
4,950		Corporate Executive Board Co.	74,250
10,850		DeVry, Inc.	563,658
10,200	@	FTI Consulting, Inc.	372,708
32,110	@	Gartner, Inc.	324,632
20,930		Global Payments, Inc.	642,132
17,800	@	Hewitt Associates, Inc.	525,100
6,783	@	ITT Educational Services, Inc.	769,871
16,900		Kelly Services, Inc.	128,440

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
25,850	@	Korn/Ferry International	$238,854
17,250		Lender Processing Services, Inc.	451,778
29,807		Manpower, Inc.	831,019
50,253	@	MPS Group, Inc.	249,757
26,700	@	Navigant Consulting, Inc.	346,299
37,710		Pharmaceutical Product Development, Inc.	904,663
17,250	@	Quanta Services, Inc.	303,600
40,610	@	Rent-A-Center, Inc.	711,487
37,350	@	SAIC, Inc.	706,289
2,520		Strayer Education, Inc.	427,770
62,083	@	United Rentals, Inc.	251,436
			10,404,973
		Computers: 2.5%
54,250	@	Cadence Design Systems, Inc.	227,850
9,050		Diebold, Inc.	200,186
29,100		Imation Corp.	233,964
52,680	@	NCR Corp.	417,226
5,100	@, L	Palm, Inc.	36,924
11,488	@	SRA International, Inc.	156,007
40,350	@	Synopsys, Inc.	751,721
60,946	@	Western Digital Corp.	832,522
			2,856,400
		Cosmetics/Personal Care: 0.4%
21,600		Alberto-Culver Co.	478,224
			478,224
		Distribution/Wholesale: 1.7%
82,463	@	Ingram Micro, Inc.	898,022
29,300	@	LKQ Corp.	395,550
38,210	@	Tech Data Corp.	660,651
			1,954,223
		Diversified Financial Services: 0.7%
2,450	@	Affiliated Managers Group, Inc.	88,151
25,100	@, L	AmeriCredit Corp.	96,635
40,748	L	Raymond James Financial, Inc.	568,842
			753,628
		Electric: 3.9%
7,050		Alliant Energy Corp.	163,067
28,080		DPL, Inc.	564,408
39,940		Hawaiian Electric Industries	553,968
11,650		Idacorp, Inc.	283,561
16,694		MDU Resources Group, Inc.	252,747
50,423		Northeast Utilities	1,104,768
31,950		NSTAR	1,027,832
15,800		NV Energy, Inc.	146,466
19,229		OGE Energy Corp.	421,500
			4,518,317
		Electrical Components & Equipment: 1.7%
14,717	W	Ametek, Inc.	389,412
20,250	@	Energizer Holdings, Inc.	854,348
29,170		Hubbell, Inc.	767,754
			2,011,514
		Electronics: 2.1%
52,540	@	Arrow Electronics, Inc.	873,740
34,482	@	Avnet, Inc.	595,504
17,357	@	Thomas & Betts Corp.	397,649
9,400	@	Trimble Navigation Ltd.	132,540
66,880	@	Vishay Intertechnology, Inc.	170,544
11,300		Woodward Governor Co.	194,586
			2,364,563
		Engineering & Construction: 2.1%
22,900	@	Dycom Industries, Inc.	105,798
15,710		Granite Construction, Inc.	558,962
42,717		KBR, Inc.	538,234
27,900	@	Shaw Group, Inc.	651,186
18,980	@	URS Corp.	586,862
			2,441,042
		Entertainment: 0.3%
2,980		International Speedway Corp.	57,603
27,040	@	Scientific Games Corp.	286,083
			343,686
		Environmental Control: 0.8%
8,400	@	Clean Harbors, Inc.	408,072
22,350	@	Waste Connections, Inc.	532,824
			940,896
		Food: 1.8%
18,830		Corn Products International, Inc.	379,801
7,371		Hormel Foods Corp.	234,619
11,450	@	Ralcorp Holdings, Inc.	693,870
28,163		Ruddick Corp.	610,574
13,150	@, L	Smithfield Foods, Inc.	103,228
			2,022,092

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 2.2%
6,400		AGL Resources, Inc.	$177,536
4,600		Energen Corp.	123,280
14,830		National Fuel Gas Co.	449,497
41,009		UGI Corp.	983,806
18,600		Vectren Corp.	387,996
15,050		WGL Holdings, Inc.	456,918
			2,579,033
		Hand/Machine Tools: 0.5%
18,110		Lincoln Electric Holdings, Inc.	556,520
			556,520
		Healthcare - Products: 3.6%
52,610	@	Affymetrix, Inc.	112,059
1,300		Beckman Coulter, Inc.	58,292
1,432	@	Edwards Lifesciences Corp.	79,634
22,334	@	Gen-Probe, Inc.	906,090
28,432	@	Henry Schein, Inc.	1,042,886
10,030		Hill-Rom Holdings, Inc.	98,495
39,408	@	Hologic, Inc.	446,099
4,200	@	Immucor, Inc.	94,248
15,910	@	Kinetic Concepts, Inc.	346,520
8,200	@	Resmed, Inc.	302,416
18,950		Steris Corp.	436,987
8,150	@	Thoratec Corp.	186,146
			4,109,872
		Healthcare - Services: 2.4%
26,000	@	Community Health Systems, Inc.	425,360
2,700	@	Covance, Inc.	102,546
120,050	@	Health Management Associates, Inc.	258,108
34,570	@	Health Net, Inc.	456,324
19,250	@	LifePoint Hospitals, Inc.	404,635
19,843	@	Lincare Holdings, Inc.	418,092
16,450		Universal Health Services, Inc.	605,854
12,780	@	WellCare Health Plans, Inc.	115,403
			2,786,322
		Home Builders: 1.7%
22,320	@, L	Hovnanian Enterprises, Inc.	18,972
14,990		MDC Holdings, Inc.	378,198
1,940	@	NVR, Inc.	645,574
12,400		Ryland Group, Inc.	175,212
5,200		Thor Industries, Inc.	55,692
44,260	@	Toll Brothers, Inc.	701,521
			1,975,169
		Household Products/Wares: 0.8%
11,400		Church & Dwight Co., Inc.	557,688
8,050		Scotts Miracle-Gro Co.	224,837
11,033		Tupperware Corp.	156,448
			938,973
		Insurance: 6.9%
39,289		American Financial Group, Inc.	611,337
26,285		Arthur J. Gallagher & Co.	417,143
27,472		Brown & Brown, Inc.	463,453
20,609	@@	Everest Re Group Ltd.	1,342,264
34,895		Fidelity National Title Group, Inc.	578,210
22,400		First American Corp.	519,008
13,089		Hanover Insurance Group, Inc.	460,340
35,163		HCC Insurance Holdings, Inc.	771,828
40,550		Horace Mann Educators Corp.	311,830
12,100		Old Republic International Corp.	109,868
58,458		Protective Life Corp.	220,971
32,900		Reinsurance Group of America, Inc.	894,880
22,875		Stancorp Financial Group, Inc.	411,521
30,133		Unitrin, Inc.	324,834
22,067		WR Berkley Corp.	459,214
			7,896,701
		Internet: 2.5%
29,120	@	Avocent Corp.	348,858
15,830	@	Digital River, Inc.	378,654
10,250	@	F5 Networks, Inc.	205,000
12,560	@, L	NetFlix, Inc.	453,918
14,450	@, L	Priceline.com, Inc.	1,226,227
49,020	@	Valueclick, Inc.	307,355
			2,920,012
		Investment Companies: 0.3%
81,240		Apollo Investment Corp.	335,521
			335,521
		Iron/Steel: 0.9%
8,891		Carpenter Technology Corp.	121,807
34,130		Cliffs Natural Resources, Inc.	526,626
9,450		Reliance Steel & Aluminum Co.	224,816
20,978		Steel Dynamics, Inc.	175,166
			1,048,415

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.0%
21,350		Bucyrus International, Inc.	$265,167
41,675		Joy Global, Inc.	727,646
21,200	@	Terex Corp.	189,104
			1,181,917
		Machinery - Diversified: 2.4%
24,820	@	AGCO Corp.	425,415
3,900		Graco, Inc.	66,222
38,680		IDEX Corp.	747,298
20,430		Roper Industries, Inc.	844,781
21,930		Wabtec Corp.	586,847
4,790	@	Zebra Technologies Corp.	84,160
			2,754,723
		Metal Fabricate/Hardware: 0.1%
6,260		Commercial Metals Co.	63,915
12,722		Worthington Industries	104,320
			168,235
		Miscellaneous Manufacturing: 3.2%
18,530		Aptargroup, Inc.	519,952
21,300		Brink’s Co.	508,431
3,150		Carlisle Cos., Inc.	62,433
24,648		Crane Co.	371,692
12,860		Donaldson Co., Inc.	313,913
48,650		Federal Signal Corp.	307,468
20,560		Matthews International Corp. - Class A	714,254
15,778		Pentair, Inc.	329,287
12,290		SPX Corp.	544,201
			3,671,631
		Office Furnishings: 0.5%
30,399		Herman Miller, Inc.	306,422
27,801	L	HNI, Corp.	272,728
			579,150
		Oil & Gas: 3.9%
4,600	@	Bill Barrett Corp.	88,964
19,540		Cimarex Energy Co.	383,961
1,650	@	Comstock Resources, Inc.	50,210
25,700	@	Denbury Resources, Inc.	331,016
28,310	@	Encore Acquisition Co.	568,465
18,520	@	Forest Oil Corp.	262,614
16,010		Frontier Oil Corp.	218,537
18,764		Helmerich & Payne, Inc.	443,956
11,550	@	Mariner Energy, Inc.	106,838
16,990	@	Newfield Exploration Co.	328,417
40,838	@	Plains Exploration & Production Co.	781,639
29,000	@	Pride International, Inc.	499,960
32,400	@	Quicksilver Resources, Inc.	194,400
9,950	@	Unit Corp.	212,632
			4,471,609
		Oil & Gas Services: 1.1%
2,900	@	Exterran Holdings, Inc.	52,490
18,490	@	FMC Technologies, Inc.	489,800
37,100	@	Helix Energy Solutions Group, Inc.	115,381
10,050	@	Oceaneering International, Inc.	319,289
25,450	@	Superior Energy Services	335,686
			1,312,646
		Packaging & Containers: 0.9%
3,400		Greif, Inc. - Class A	104,550
45,787		Sonoco Products Co.	882,315
			986,865
		Pharmaceuticals: 3.2%
43,940	@	Endo Pharmaceuticals Holdings, Inc.	833,981
37,180		Medicis Pharmaceutical Corp.	419,390
4,410	@	NBTY, Inc.	65,577
29,510		Omnicare, Inc.	765,194
19,660		Perrigo Co.	394,969
32,380	@	Sepracor, Inc.	485,052
15,400	@, L	Valeant Pharmaceuticals International	267,960
20,367	@	VCA Antech, Inc.	423,430
			3,655,553
		Pipelines: 0.3%
14,450		Oneok, Inc.	322,813
			322,813
		Retail: 8.8%
18,600	@	99 Cents Only Stores	153,264
24,850		Advance Auto Parts, Inc.	950,513
24,470	@	Aeropostale, Inc.	567,459
26,830	@	BJ’s Wholesale Club, Inc.	801,680
23,200	@	Cheesecake Factory	188,848
5,080	@, L	Chipotle Mexican Grill, Inc.	277,520
32,500	@	Coldwater Creek, Inc.	54,925
28,150	@	Collective Brands, Inc.	291,353
3,360	@	Copart, Inc.	90,787
33,343	@	Dollar Tree, Inc.	1,294,375

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
39,150		Foot Locker, Inc.	$325,337
16,250		Guess ?, Inc.	261,138
23,350	S	MSC Industrial Direct Co.	714,277
10,350	@	O’Reilly Automotive, Inc.	345,276
5,300	@, L	Panera Bread Co.	233,412
44,500		Petsmart, Inc.	891,780
24,510		Phillips-Van Heusen	406,131
43,800		Regis Corp.	551,880
42,045		Ross Stores, Inc.	1,241,156
27,690	@	Urban Outfitters, Inc.	460,762
			10,101,873
		Savings & Loans: 2.0%
49,840		Astoria Financial Corp.	356,356
16,841		First Niagara Financial Group, Inc.	195,692
102,350		New York Community Bancorp., Inc.	1,008,148
44,800		NewAlliance Bancshares, Inc.	511,616
17,600		Washington Federal, Inc.	200,464
			2,272,276
		Semiconductors: 1.0%
9,550	@, L	Cree, Inc.	187,562
48,700	@	Integrated Device Technology, Inc.	218,176
30,373	@	Lam Research Corp.	594,096
7,000	@	Silicon Laboratories, Inc.	153,300
			1,153,134
		Software: 3.5%
15,850	@	ACI Worldwide, Inc.	283,081
24,180		Acxiom Corp.	200,210
14,650	@	Ansys, Inc.	295,491
46,080		Broadridge Financial Solutions ADR	736,358
16,150	@, L	Cerner Corp.	591,090
28,700		Fair Isaac Corp.	314,265
1,400	@	Mantech International Corp.	73,038
19,410	@	Metavante Technologies, inc.	326,282
40,150	@	Parametric Technology Corp.	326,821
31,987	@	Sybase, Inc.	869,407
			4,016,043
		Telecommunications: 1.9%
90,341	@	3Com Corp.	199,654
46,300	@	Cincinnati Bell, Inc.	76,858
41,813	@	CommScope, Inc.	373,390
36,540	@	NeuStar, Inc.	566,005
6,900		Plantronics, Inc.	59,271
4,400	@	Polycom, Inc.	58,520
28,227		Telephone & Data Systems, Inc.	832,697
			2,166,395
		Textiles: 0.0%
1,933	@, L	Mohawk Industries, Inc.	43,666
			43,666
		Toys/Games/Hobbies: 0.3%
15,250	@	Marvel Entertainment, Inc.	394,365
			394,365
		Transportation: 1.6%
23,750		Alexander & Baldwin, Inc.	446,263
2,700		Landstar System, Inc.	85,455
11,600		Overseas Shipholding Group	298,352
18,260		Tidewater, Inc.	644,943
29,550		Werner Enterprises, Inc.	402,471
			1,877,484
		Water: 0.4%
22,150		Aqua America, Inc.	407,560
			407,560
		Total Common Stock
		(Cost $154,824,779)	110,382,933
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Apartments: 0.2%
8,350		Camden Property Trust	156,897
1,350	L	Essex Property Trust, Inc.	73,440
			230,337
		Diversified: 0.6%
44,000		Cousins Properties, Inc.	312,840
6,800		Duke Realty Corp.	46,920
20,200		Liberty Property Trust	369,054
			728,814
		Forest Products & Paper: 0.1%
6,200		Rayonier, Inc.	164,920
			164,920
		Health Care: 0.3%
18,000		Nationwide Health Properties, Inc.	364,680
			364,680

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Hotels: 0.4%
43,480		Hospitality Properties Trust		$495,672
				495,672
		Office Property: 1.0%
4,200		Alexandria Real Estate Equities, Inc.		167,832
10,500		Highwoods Properties, Inc.		198,345
25,830		Mack-Cali Realty Corp.		441,176
31,300		SL Green Realty Corp.		363,706
				1,171,059
		Regional Malls: 0.4%
35,020	L	Macerich Co.		399,928
				399,928
		Shopping Centers: 0.7%
6,400		Federal Realty Investment Trust		263,232
4,430		Regency Centers Corp.		119,521
36,820		Weingarten Realty Investors		415,698
				798,451
		Single Tenant: 0.1%
4,800		Realty Income Corp.		84,144
				84,144
		Warehouse/Industrial: 0.3%
24,430		AMB Property Corp.		290,961
				290,961
		Total Real Estate Investment Trusts
		(Cost $10,714,686)		4,728,966
		Total Long-Term Investments
		(Cost $165,539,465)		115,111,899
SHORT-TERM INVESTMENTS: 5.1%
		Affiliated Mutual Fund: 0.3%
307,000	S	ING Institutional Prime Money Market Fund - Class I		307,000
		Total Mutual Fund
		(Cost $307,000)		307,000

Principal Amount				Value
		Securities Lending Collateral(CC): 4.8%
$5,658,847		Bank of New York Mellon Corp. Institutional Cash Reserves		$5,508,713
		Total Securities Lending Collateral
		(Cost $5,658,847)		5,508,713
		Total Short-Term Investments
		(Cost $5,965,847)		5,815,713
		Total Investments in Securities
		(Cost $171,505,312)*	105.0%	$120,927,612
		Other Assets and Liabilities - Net	(5.0)	(5,725,990)
		Net Assets	100.0%	$115,201,622

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	*	Cost for federal income tax purposes is $177,240,497.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,398,299
		Gross Unrealized Depreciation		(60,711,184)
		Net Unrealized Depreciation		$(56,312,885)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$115,418,899	$(63,658)
Level 2- Other Significant Observable Inputs	5,508,713	—
Level 3- Significant Unobservable Inputs	—	—
Total	$120,927,612	$(63,658)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$63,658
Total		$—		$63,658

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2009 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on February 28, 2009

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P MidCap 400	3	03/19/09	$(63,658)
			$(63,658)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Advertising: 0.0%
1,692	@	inVentiv Health, Inc.	$17,191
			17,191
		Aerospace/Defense: 2.6%
14,250	@	AAR Corp.	188,385
3,300	@, L	Aerovironment, Inc.	103,026
7,962		Cubic Corp.	207,490
4,220		Curtiss-Wright Corp.	112,210
9,810	@	Esterline Technologies Corp.	248,585
4,330	@	Moog, Inc.	100,673
10,160	@	Orbital Sciences Corp.	143,764
7,140	@	Teledyne Technologies, Inc.	163,577
2,700		Triumph Group, Inc.	97,524
			1,365,234
		Agriculture: 0.1%
21,900	@	Alliance One International, Inc.	75,774
			75,774
		Airlines: 0.5%
23,941		Skywest, Inc.	245,156
			245,156
		Apparel: 1.8%
14,125	@	Carter’s, Inc.	230,379
2,410	@	Deckers Outdoor Corp.	99,461
14,192	@	Iconix Brand Group, Inc.	114,955
4,700		K-Swiss, Inc.	46,812
3,790	@, S	Skechers USA, Inc.	24,180
7,450	@	True Religion Apparel, Inc.	76,139
6,310	@, L	Volcom, Inc.	50,228
18,353		Wolverine World Wide, Inc.	278,231
			920,385
		Auto Parts & Equipment: 0.2%
8,300		Superior Industries International	84,577
			84,577
		Banks: 7.8%
29,480		Bank Mutual Corp.	249,106
25,350	L	Cascade Bancorp.	22,815
8,910		Central Pacific Financial Corp.	35,373
3,500		Columbia Banking System, Inc.	27,335
6,750		Community Bank System, Inc.	115,493
2,088		East-West Bancorp., Inc.	14,846
14,950	@@	First Bancorp. Puerto Rico	62,192
8,000		First Financial Bankshares, Inc.	344,160
21,458		First Midwest Bancorp., Inc.	161,364
14,648	L	Frontier Financial Corp.	22,704
23,530		Glacier Bancorp., Inc.	362,127
5,350		Hancock Holding Co.	151,726
25,213		Hanmi Financial Corp.	29,751
15,421		Nara Bancorp., Inc.	41,174
19,800	L	National Penn Bancshares, Inc.	146,718
2,050		Old National Bancorp.	23,924
12,860		Prosperity Bancshares, Inc.	328,187
3,900	L	S&T Bancorp, Inc.	88,491
4,900	@	Signature Bank	122,549
8,160		Sterling Bancorp.	71,808
39,800		Sterling Bancshares, Inc.	216,910
28,150		Susquehanna Bancshares, Inc.	246,876
1,911		Tompkins Financial Corp.	76,440
21,900		Trustco Bank Corp.	132,495
18,089	L	UCBH Holdings, Inc.	28,942
8,000		UMB Financial Corp.	303,440
10,650		Umpqua Holdings Corp.	90,525
10,750		United Bankshares, Inc.	165,550
2,953	L	United Community Banks, Inc.	10,217
25,519		Whitney Holding Corp.	281,985
9,450		Wilshire Bancorp., Inc.	44,982
7,790		Wintrust Financial Corp.	97,063
			4,117,268
		Beverages: 0.3%
3,800	@, L	Green Mountain Coffee Roasters, Inc.	141,930
1,900	@	Peet’s Coffee & Tea, Inc.	40,945
			182,875
		Biotechnology: 1.0%
12,710	@	Cubist Pharmaceuticals, Inc.	180,609
4,310	@	Enzo Biochem, Inc.	15,818
7,620	@	Martek Biosciences Corp.	142,723
13,073	@	Regeneron Pharmaceuticals, Inc.	186,290
			525,440

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Building Materials: 1.7%
15,280		Apogee Enterprises, Inc.	$144,702
9,200		Eagle Materials, Inc.	175,444
19,884		Gibraltar Industries, Inc.	130,439
12,572		Lennox International, Inc.	325,615
11,920	@	NCI Building Systems, Inc.	60,315
1,150		Simpson Manufacturing Co., Inc.	17,894
2,550		Texas Industries, Inc.	41,055
			895,464
		Chemicals: 1.6%
862		Arch Chemicals, Inc.	15,499
2,350		Balchem Corp.	48,763
12,676		HB Fuller Co.	144,506
3,490		NewMarket Corp.	120,649
9,700	@	OM Group, Inc.	150,350
10,970		Quaker Chemical Corp.	61,761
17,450		Schulman A, Inc.	249,361
800		Stepan Co.	22,704
4,550		Zep, Inc.	35,991
			849,584
		Commercial Services: 6.5%
16,450		Aaron Rents, Inc.	395,294
1,769		Administaff, Inc.	34,425
7,520	@	AMN Healthcare Services, Inc.	48,955
9,440		Arbitron, Inc.	122,154
4,000	@	Capella Education Co.	221,840
4,321		Chemed Corp.	172,019
7,879	@	Consolidated Graphics, Inc.	106,288
19,700	@	Cross Country Healthcare, Inc.	145,780
10,050	@	Forrester Research, Inc.	184,317
10,750	@	Geo Group, Inc.	127,065
19,050		Heartland Payment Systems, Inc.	104,966
7,126		Heidrick & Struggles International, Inc.	114,301
12,040		Hillenbrand, Inc.	201,911
1,600	@	HMS Holdings Corp.	48,608
2,055	@	Kendle International, Inc.	38,429
1,700		Landauer, Inc.	85,017
20,692	@	Live Nation, Inc.	72,629
30,810	@	On Assignment, Inc.	72,712
2,500	@	Parexel International Corp.	22,925
3,532	@	Pre-Paid Legal Services, Inc.	112,706
8,650	@	Ticketmaster	42,299
11,436	@	TrueBlue, Inc.	80,395
5,750	@	Universal Technical Institute, Inc.	63,423
11,436	W	Viad Corp.	161,248
6,225	@	Volt Information Sciences, Inc.	48,555
12,354		Watson Wyatt Worldwide, Inc.	606,705
			3,434,966
		Computers: 3.2%
10,411	@	CACI International, Inc.	445,278
23,706	@	Ciber, Inc.	61,399
19,300	@	Hutchinson Technology, Inc.	34,740
16,860	@	Insight Enterprises, Inc.	44,342
13,500	@	Manhattan Associates, Inc.	199,935
28,490	@	Micros Systems, Inc.	458,093
3,820		MTS Systems Corp.	90,305
25,510	@	Radisys Corp.	155,611
2,600	@	SYKES Enterprises, Inc.	41,496
7,105	@, L	Synaptics, Inc.	147,429
			1,678,628
		Cosmetics/Personal Care: 0.5%
4,260	@, L	Chattem, Inc.	270,212
			270,212
		Distribution/Wholesale: 2.5%
25,300	@	Brightpoint, Inc.	99,176
8,400	@	Fossil, Inc.	106,008
10,950		Owens & Minor, Inc.	369,125
8,600		Pool Corp.	114,122
11,124	@	Scansource, Inc.	176,538
10,868	@	School Specialty, Inc.	152,913
4,540	@	United Stationers, Inc.	98,654
5,570		Watsco, Inc.	191,218
			1,307,754
		Diversified Financial Services: 2.1%
6,510		Financial Federal Corp.	123,690
2,200		Greenhill & Co., Inc.	142,120
10,991	@	Investment Technology Group, Inc.	213,995
12,499	@	LaBranche & Co., Inc.	72,244
35,250	L	National Financial Partners Corp.	87,773
10,270		OptionsXpress Holdings, Inc.	101,365

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,630	@, L	Portfolio Recovery Associates, Inc.	$59,333
2,900	@	Stifel Financial Corp.	95,526
6,446		SWS Group, Inc.	87,472
11,014	@	TradeStation Group, Inc.	58,815
4,188	@	World Acceptance, Corp.	61,396
			1,103,729
		Electric: 1.9%
13,400		Avista Corp.	191,754
3,800		Central Vermont Public Service Corp.	78,280
3,500		CH Energy Group, Inc.	145,810
10,150		Cleco Corp.	208,278
10,750	@	El Paso Electric Co.	151,898
2,250		UIL Holdings Corp.	46,170
6,200		Unisource Energy Corp.	155,868
			978,058
		Electrical Components & Equipment: 0.1%
6,480		Belden CDT, Inc.	69,142
			69,142
		Electronics: 4.4%
1,900		American Science & Engineering, Inc.	115,311
960		Analogic Corp.	27,120
550	@	Axsys Technologies, Inc.	18,266
29,340	@	Benchmark Electronics, Inc.	286,652
19,350		Brady Corp.	331,466
11,564	@	Checkpoint Systems, Inc.	89,968
16,225		CTS Corp.	51,109
1,912	@	Cymer, Inc.	35,315
4,750	L	Daktronics, Inc.	32,585
6,715	@	Dionex Corp.	314,195
2,000	@	II-VI, Inc.	35,920
5,260	@	Itron, Inc.	234,912
13,410	@	LoJack Corp.	49,215
17,798		Methode Electronics, Inc.	63,183
7,520	@	Plexus Corp.	96,632
10,350	@	Rogers Corp.	188,888
16,660		Technitrol, Inc.	21,491
26,817	@	TTM Technologies, Inc.	123,626
11,650		Watts Water Technologies, Inc.	197,701
			2,313,555
		Engineering & Construction: 0.7%
23,114	@	EMCOR Group, Inc.	356,187
			356,187
		Entertainment: 0.2%
36,940	@	Shuffle Master, Inc.	109,342
			109,342
		Environmental Control: 0.7%
10,946	@	Calgon Carbon Corp.	160,359
18,050	@	Darling International, Inc.	78,157
4,900	@	Tetra Tech, Inc.	109,760
			348,276
		Food: 1.8%
2,490		Cal-Maine Foods, Inc.	55,477
8,250		Diamond Foods, Inc.	176,963
8,026	@	Hain Celestial Group, Inc.	113,006
5,100		J&J Snack Foods Corp.	161,007
3,700		Nash Finch Co.	128,908
10,292	@	TreeHouse Foods, Inc.	274,693
2,900	@	United Natural Foods, Inc.	43,152
			953,206
		Forest Products & Paper: 0.1%
19,022	@	Buckeye Technologies, Inc.	42,990
2,150	@	Clearwater Paper Corp.	21,221
			64,211
		Gas: 4.0%
27,717	S	Atmos Energy Corp.	605,062
700		Laclede Group, Inc.	27,706
10,879		New Jersey Resources Corp.	381,527
1,250		Northwest Natural Gas Co.	51,188
14,130		Piedmont Natural Gas Co.	341,098
9,820		South Jersey Industries, Inc.	354,109
17,150		Southwest Gas Corp.	334,254
			2,094,944
		Hand/Machine Tools: 1.0%
12,060		Baldor Electric Co.	147,253
12,330		Regal-Beloit Corp.	353,624
			500,877
		Healthcare - Products: 2.9%
19,700	@	American Medical Systems Holdings, Inc.	203,895
2,510		Cooper Cos., Inc.	55,195
11,750	@	Cyberonics	158,038
3,850	@	Haemonetics Corp.	205,513
2,750	@	ICU Medical, Inc.	86,708

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
5,100		Invacare Corp.	$81,804
10,650	@	Kensey Nash Corp.	202,989
1,950		Meridian Bioscience, Inc.	39,117
6,700	@	Merit Medical Systems, Inc.	74,638
22,200	@	PSS World Medical, Inc.	320,346
1,370	@, L	SurModics, Inc.	23,934
1,570		West Pharmaceutical Services, Inc.	48,199
			1,500,376
		Healthcare - Services: 4.6%
4,670	@, L	Amedisys, Inc.	152,756
16,643	@	AMERIGROUP Corp.	412,414
2,551	@	Amsurg Corp.	39,847
11,481	@	Centene Corp.	194,947
5,300	@	Gentiva Health Services, Inc.	91,849
15,150	@	Healthspring, Inc.	122,715
10,900	@	Healthways, Inc.	99,299
4,850	@	LHC Group, Inc.	96,661
11,850	@	Magellan Health Services, Inc.	392,946
13,940	@	Mednax, Inc.	412,624
4,260	@	Molina Healthcare, Inc.	79,790
21,150	@	Odyssey HealthCare, Inc.	219,114
4,500	@	RehabCare Group, Inc.	65,835
2,050	@	Res-Care, Inc.	25,072
			2,405,869
		Home Builders: 0.3%
8,060	L	M/I Homes, Inc.	51,987
9,250	@	Meritage Homes Corp.	91,760
17,400	@	Standard-Pacific Corp.	16,530
			160,277
		Home Furnishings: 0.2%
6,370	@	Universal Electronics, Inc.	99,181
			99,181
		Household Products/Wares: 0.2%
13,492	@	Central Garden & Pet Co.	100,785
			100,785
		Housewares: 0.6%
13,235	L	Toro Co.	289,449
			289,449
		Insurance: 3.0%
15,484		Delphi Financial Group	167,847
5,550		Infinity Property & Casualty Corp.	197,192
8,619	@	ProAssurance Corp.	411,902
3,004		RLI Corp.	147,136
5,814		Safety Insurance Group, Inc.	181,804
6,866		Selective Insurance Group	82,598
8,310		Tower Group, Inc.	169,441
6,700		United Fire & Casualty Co.	113,632
4,510		Zenith National Insurance Corp.	99,175
			1,570,727
		Internet: 2.8%
9,990	@	Blue Coat Systems, Inc.	109,690
2,580	@, L	Blue Nile, Inc.	61,585
5,306	@	Cybersource Corp.	65,370
17,400	@	DealerTrack Holdings, Inc.	183,744
8,800	@	eResearch Technology, Inc.	42,680
9,400	@	Interwoven, Inc.	151,058
18,490	@	j2 Global Communications, Inc.	346,318
7,600		Nutri/System, Inc.	98,040
15,930	@	Perficient, Inc.	56,074
14,841	@	Stamps.com, Inc.	123,477
24,414		United Online, Inc.	113,769
12,660	@	Websense, Inc.	141,286
			1,493,091
		Leisure Time: 1.0%
6,950	@	Interval Leisure Group, Inc.	27,800
13,306	L	Polaris Industries, Inc.	244,963
13,240	@	WMS Industries, Inc.	240,041
			512,804
		Machinery - Diversified: 1.8%
11,900		Albany International Corp.	102,340
8,161		Applied Industrial Technologies, Inc.	131,555
4,100		Briggs & Stratton Corp.	49,938
5,880		Cognex Corp.	64,680
18,613	@	Gardner Denver, Inc.	352,158
10,250	@	Intermec, Inc.	103,423
7,458		Robbins & Myers, Inc.	120,298
			924,392
		Metal Fabricate/Hardware: 1.0%
9,100		CIRCOR International, Inc.	202,293
1,100		Kaydon Corp.	27,500
1,717		Lawson Products	30,511
9,440		Mueller Industries, Inc.	170,581
1,830		Valmont Industries, Inc.	79,715
			510,600

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 0.2%
4,100		Amcol International Corp.	$49,487
3,650	@	Century Aluminum Co.	8,103
2,530	@	RTI International Metals, Inc.	27,425
			85,015
		Miscellaneous Manufacturing: 2.9%
11,750		Actuant Corp.	120,908
14,531		Acuity Brands, Inc.	333,051
6,395		AO Smith Corp.	163,264
12,415	@	Ceradyne, Inc.	213,041
4,860		Clarcor, Inc.	128,110
11,910	@	EnPro Industries, Inc.	195,920
14,410	@	Griffon Corp.	104,761
6,250		John Bean Technologies Corp.	60,563
15,720	@	Lydall, Inc.	44,016
4,645		Myers Industries, Inc.	18,348
7,100		Tredegar Corp.	118,570
			1,500,552
		Oil & Gas: 1.6%
17,017	@	Atwood Oceanics, Inc.	260,020
7,250		Holly Corp.	168,998
3,700		Penn Virginia Corp.	51,245
5,100	@	Petroleum Development Corp.	61,710
11,970	@	Petroquest Energy, Inc.	38,783
12,450	@	Pioneer Drilling Co.	47,808
10,110		St. Mary Land & Exploration Co.	137,294
10,470	@	Stone Energy Corp.	41,461
7,287	@	Swift Energy Co.	52,394
			859,713
		Oil & Gas Services: 1.8%
10,750	@	Basic Energy Services, Inc.	67,833
3,900		Gulf Island Fabrication, Inc.	34,554
6,450	@	Hornbeck Offshore Services, Inc.	84,560
19,890	@	ION Geophysical Corp.	21,282
2,059		Lufkin Industries, Inc.	67,638
11,300	@	Matrix Service Co.	78,648
20,850	@	Oil States International, Inc.	277,722
5,099	@	SEACOR Holdings, Inc.	305,481
			937,718
		Packaging & Containers: 0.7%
13,690		Rock-Tenn Co.	377,981
			377,981
		Pharmaceuticals: 1.2%
7,710	@	Catalyst Health Solutions, Inc.	162,527
10,700	@	Par Pharmaceutical Cos., Inc.	142,524
6,350	@	PharMerica Corp.	106,553
16,720	@	Salix Pharmaceuticals Ltd.	124,564
21,700	@	Viropharma, Inc.	90,055
			626,223
		Real Estate: 0.1%
6,110	@	Forestar Real Estate Group, Inc.	45,947
			45,947
		Retail: 8.1%
9,525		Buckle, Inc.	226,028
2,020	@, L	Buffalo Wild Wings, Inc.	62,357
12,500	@, L	Cabela’s, Inc.	105,250
12,436		Casey’s General Stores, Inc.	247,601
10,110		Cash America International, Inc.	145,584
19,358		Cato Corp.	283,208
11,339	@	CEC Entertainment, Inc.	264,766
16,250	@	Charlotte Russe Holding, Inc.	85,475
10,550	@	Childrens Place Retail Stores, Inc.	192,854
9,070		Christopher & Banks Corp.	35,282
18,760	@	Dress Barn, Inc.	186,099
12,650		Finish Line	52,498
5,850	@	First Cash Financial Services, Inc.	79,911
13,050		Fred’s, Inc.	120,191
7,100	@	Genesco, Inc.	101,530
9,998	@	Gymboree Corp.	257,149
4,650	L	Haverty Furniture Cos., Inc.	40,920
6,050	@	Hibbett Sporting Goods, Inc.	84,821
12,450	@	HOT Topic, Inc.	110,556
4,120	@	Jack in the Box, Inc.	80,093
7,750	@	Jo-Ann Stores, Inc.	93,310
6,570	@	JoS. A Bank Clothiers, Inc.	148,482
2,762		Landry’s Restaurants, Inc.	14,639
12,610	@	PetMed Express, Inc.	173,766
14,110	@, L	PF Chang’s China Bistro, Inc.	277,967
11,879	@	Sonic Corp.	106,911
11,530	@	Tractor Supply Co.	360,197

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
8,840		World Fuel Services Corp.	$256,448
7,960	@	Zumiez, Inc.	62,804
			4,256,697
		Savings & Loans: 0.5%
19,517	L	Anchor Bancorp. Wisconsin, Inc.	13,662
14,410		Brookline Bancorp., Inc.	126,520
14,150		Dime Community Bancshares	139,519
9,660	@, L	Guaranty Financial Group, Inc.	4,154
			283,855
		Semiconductors: 3.9%
5,480	@	Cabot Microelectronics Corp.	112,778
5,058		Cohu, Inc.	42,841
29,750	@	Cypress Semiconductor Corp.	165,410
4,920	@	Diodes, Inc.	38,278
28,910	@	DSP Group, Inc.	160,451
2,850	@	Hittite Microwave Corp.	78,603
29,220	@	Microsemi Corp.	295,414
17,400	@	MKS Instruments, Inc.	219,066
36,685	@	Skyworks Solutions, Inc.	238,453
12,460	@	Standard Microsystems Corp.	194,002
1,500	@	Supertex, Inc.	31,290
20,517	@	Triquint Semiconductor, Inc.	47,805
7,200	@	Ultratech, Inc.	79,056
14,559	@	Varian Semiconductor Equipment Associates, Inc.	265,702
14,650	@	Veeco Instruments, Inc.	62,409
			2,031,558
		Software: 3.8%
3,000	@	Avid Technology, Inc.	29,880
4,900		Blackbaud, Inc.	50,176
7,300	@	Commvault Systems, Inc.	79,789
5,490	@	Concur Technologies, Inc.	115,235
2,850	@	CSG Systems International	38,532
5,050	@	Digi International, Inc.	36,158
11,260	@	Eclipsys Corp.	89,742
43,700	@	Epicor Software Corp.	122,797
19,170	@	Informatica Corp.	247,293
13,542	@	JDA Software Group, Inc.	131,357
13,400	@	Omnicell, Inc.	96,212
11,407	@	Phase Forward, Inc.	157,987
7,960	@	Phoenix Technologies Ltd.	18,626
18,725	@	Progress Software Corp.	298,477
6,800	@	Smith Micro Software, Inc.	28,900
5,538	@	SPSS, Inc.	139,059
5,750	@	SYNNEX Corp.	85,215
18,150	@	Take-Two Interactive Software, Inc.	112,349
6,250	@	Taleo Corp.	56,250
5,043	@	Tyler Technologies, Inc.	68,635
			2,002,669
		Storage/Warehousing: 0.1%
7,150	@	Mobile Mini, Inc.	69,713
			69,713
		Telecommunications: 3.0%
39,850	@	Adaptec, Inc.	93,249
8,740	@	Anixter International, Inc.	257,043
4,200		Applied Signal Technology, Inc.	80,304
28,383	@	Arris Group, Inc.	173,704
11,100		Black Box Corp.	220,224
1,860	@	Comtech Telecommunications	70,289
15,154	L	Fairpoint Communications, Inc.	29,853
5,750	@	General Communication, Inc.	30,993
29,245	@	Harmonic, Inc.	159,093
5,900	L	Iowa Telecommunications Services, Inc.	80,004
13,270	@	Netgear, Inc.	146,634
17,480	@	Novatel Wireless, Inc.	95,441
12,851	@	Symmetricom, Inc.	43,436
8,550	@	Tekelec	104,823
			1,585,090
		Textiles: 0.7%
13,235		G&K Services, Inc.	236,245
5,820		Unifirst Corp.	139,447
			375,692
		Toys/Games/Hobbies: 0.2%
6,905	@	Jakks Pacific, Inc.	87,486
			87,486
		Transportation: 1.5%
9,420		Arkansas Best Corp.	164,096
9,400		Heartland Express, Inc.	116,278
5,412	@	HUB Group, Inc.	97,200
12,180	@	Kirby Corp.	268,447
5,832	@	Old Dominion Freight Line	127,079
			773,100
		Total Common Stock
		(Cost $75,327,706)	50,328,595

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Apartments: 0.6%
4,730		Home Properties, Inc.		$125,534
5,200		Mid-America Apartment Communities, Inc.		134,420
3,500		Post Properties, Inc.		33,740
				293,694
		Diversified: 0.6%
11,480		Colonial Properties Trust		43,739
9,170		Entertainment Properties Trust		136,725
36,850		Lexington Realty Trust		118,657
1,000		PS Business Parks, Inc.		34,400
				333,521
		Health Care: 0.5%
10,930		Medical Properties Trust, Inc.		38,146
17,610		Senior Housing Properties Trust		222,238
				260,384
		Hotels: 0.4%
40,682		DiamondRock Hospitality Co.		125,707
14,150		LaSalle Hotel Properties		75,278
				200,985
		Office Property: 0.9%
18,390		BioMed Realty Trust, Inc.		156,867
12,100		Franklin Street Properties Corp.		128,260
4,010		Kilroy Realty Corp.		74,626
9,120		Parkway Properties, Inc.		106,066
				465,819
		Regional Malls: 0.1%
16,910		Pennsylvania Real Estate Investment Trust		51,576
				51,576
		Shopping Centers: 0.4%
15,900		Cedar Shopping Centers, Inc.		75,366
3,200		Inland Real Estate Corp.		24,960
8,650		Kite Realty Group Trust		29,756
3,850	L	Tanger Factory Outlet Centers, Inc.		106,260
				236,342
		Single Tenant: 0.2%
9,490		National Retail Properties, Inc.		136,371
				136,371
		Storage: 0.3%
19,025		Extra Space Storage, Inc.		119,287
1,185		Sovran Self Storage, Inc.		25,098
				144,385
		Warehouse/Industrial: 0.1%
2,400		EastGroup Properties, Inc.		59,016
				59,016
		Total Real Estate Investment Trusts
		(Cost $4,983,108)		2,182,093
		Total Long-Term Investments
		(Cost $80,310,814)		52,510,688
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 0.0%
17,000	S	ING Institutional Prime Money Market Fund - Class I		17,000
		Total Mutual Fund
		(Cost $17,000)		17,000

Principal Amount				Value
		Securities Lending Collateral(CC): 4.8%
$2,573,392		Bank of New York Mellon Corp. Institutional Cash Reserves		$2,506,506
		Total Securities Lending Collateral
		(Cost $2,573,392)		2,506,506
		Total Short-Term Investments
		(Cost $2,590,392)		2,523,506
		Total Investments in Securities
		(Cost $82,901,206)*	104.9%	$55,034,194
		Other Assets and Liabilities - Net	(4.9)	(2,595,487)
		Net Assets	100.0%	$52,438,707

	@	Non-income producing security
	@@	Foreign Issuer
	CC	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

	or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
*	Cost for federal income tax purposes is $84,842,508.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,829,977
	Gross Unrealized Depreciation	(31,638,291)
	Net Unrealized Depreciation	$(29,808,314)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$52,527,688	$(13,345)
Level 2- Other Significant Observable Inputs	2,506,506	—
Level 3- Significant Unobservable Inputs	—	—
Total	$55,034,194	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$13,345
Total		$—		$13,345

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2009 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on February 28, 2009

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
Russell 2000 Mini	4	03/20/09	$(12,395)
Russell 2000 Mini	1	06/19/09	(949)
			$(13,345)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Advertising: 0.6%
45,122	@	inVentiv Health, Inc.	$458,440
			458,440
		Aerospace/Defense: 1.7%
32,925	@	Moog, Inc.	765,506
27,200	@	Teledyne Technologies, Inc.	623,152
			1,388,658
		Apparel: 0.9%
34,800	@	True Religion Apparel, Inc.	355,656
25,700		Wolverine World Wide, Inc.	389,612
			745,268
		Auto Parts & Equipment: 1.2%
137,700		ArvinMeritor, Inc.	86,751
32,300		BorgWarner, Inc.	557,175
80,381		Cooper Tire & Rubber Co.	365,734
			1,009,660
		Banks: 6.4%
62,759		Bank Mutual Corp.	530,314
21,590		Bank of the Ozarks, Inc.	447,993
43,300		Boston Private Financial Holdings, Inc.	150,251
41,500		FirstMerit Corp.	610,465
28,300		Glacier Bancorp., Inc.	435,537
45,100		Old National Bancorp.	526,317
18,179		Prosperity Bancshares, Inc.	463,928
20,700	@	Signature Bank	517,707
22,400	@	SVB Financial Group	366,240
18,132		UMB Financial Corp.	687,747
13,500		Westamerica Bancorp.	538,245
			5,274,744
		Biotechnology: 2.8%
4,900	@	AMAG Pharmaceuticals, Inc.	132,545
11,726	@	Bio-Rad Laboratories, Inc.	653,138
13,100	@	Cubist Pharmaceuticals, Inc.	186,151
7,700	@	InterMune, Inc.	115,885
19,650	@	Medicines Co.	241,106
5,300	@	OSI Pharmaceuticals, Inc.	180,730
68,845	@	RTI Biologics, Inc.	194,143
17,500	@	Seattle Genetics, Inc.	140,525
6,586	@	United Therapeutics Corp.	441,986
			2,286,209
		Chemicals: 3.1%
36,500		Albemarle Corp.	706,275
25,000		Cytec Industries, Inc.	385,000
47,700		HB Fuller Co.	543,780
11,900		Minerals Technologies, Inc.	356,048
49,700		RPM International, Inc.	538,748
			2,529,851
		Commercial Services: 2.6%
50,500		Arbitron, Inc.	653,470
14,100		Global Payments, Inc.	432,588
33,000	@	TrueBlue, Inc.	231,990
17,502		Watson Wyatt Worldwide, Inc.	859,523
			2,177,571
		Computers: 3.4%
25,200	@	CACI International, Inc.	1,077,804
125,441	@	Mentor Graphics Corp.	555,704
50,400	@	Micros Systems, Inc.	810,432
14,000	@	Synaptics, Inc.	290,500
11,688	@, @@	Xyratex Ltd.	26,649
			2,761,089
		Distribution/Wholesale: 2.9%
56,500	@	Fossil, Inc.	713,030
17,600		Owens & Minor, Inc.	593,296
21,899	@	Tech Data Corp.	378,634
20,700		Watsco, Inc.	710,631
			2,395,591
		Diversified Financial Services: 2.8%
35,048	@	Interactive Brokers Group, Inc.	492,424
22,200	@	Investment Technology Group, Inc.	432,234
25,583	@	Knight Capital Group, Inc.	450,005
10,800	@	Piper Jaffray Cos.	237,492
11,008	@	Stifel Financial Corp.	362,604
25,700		Waddell & Reed Financial, Inc.	362,884
			2,337,643

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Electric: 3.1%
22,200		Black Hills Corp.	$395,382
44,900		Cleco Corp.	921,348
11,288		Idacorp, Inc.	274,750
56,170		Portland General Electric Co.	922,311
			2,513,791
		Electrical Components & Equipment: 0.9%
71,866	@	Advanced Energy Industries, Inc.	485,814
12,200	@	Energy Conversion Devices, Inc.	267,546
			753,360
		Electronics: 3.9%
18,700		Brady Corp.	320,331
39,400	@	FEI Co.	563,814
17,172	@	Flir Systems, Inc.	350,481
50,600	@	Plexus Corp.	650,210
29,800	@	Varian, Inc.	674,374
36,300		Watts Water Technologies, Inc.	616,011
			3,175,221
		Entertainment: 0.9%
40,900	@	Bally Technologies, Inc.	760,740
			760,740
		Environmental Control: 1.7%
9,959	@	Clean Harbors, Inc.	483,808
38,733	@	Waste Connections, Inc.	923,395
			1,407,203
		Food: 2.9%
24,300		Corn Products International, Inc.	490,131
36,908		Flowers Foods, Inc.	823,417
8,100	@	Ralcorp Holdings, Inc.	490,860
35,400		Spartan Stores, Inc.	541,620
			2,346,028
		Gas: 0.8%
22,900		WGL Holdings, Inc.	695,244
			695,244
		Hand/Machine Tools: 1.0%
28,400		Regal-Beloit Corp.	814,512
			814,512
		Healthcare - Products: 3.3%
11,700	@	Gen-Probe, Inc.	474,669
19,686	@	Greatbatch, Inc.	383,483
1,500	@	Haemonetics Corp.	80,546
18,700	@	Immucor, Inc.	419,628
34,623		Meridian Bioscience, Inc.	694,537
39,430	@	Micrus Endovascular Corp.	248,409
17,091	@, @@	Orthofix International NV	271,576
75,750	@	Spectranetics Corp.	170,438
			2,743,286
		Healthcare - Services: 1.6%
6,800	@	Amedisys, Inc.	222,428
29,200	@	Psychiatric Solutions, Inc.	494,648
15,279		Universal Health Services, Inc.	562,726
			1,279,802
		Home Builders: 0.6%
33,300		Ryland Group, Inc.	470,529
			470,529
		Housewares: 0.7%
24,700		Toro Co.	540,189
			540,189
		Insurance: 4.0%
14,972	@, @@	Argo Group International Holdings Ltd.	424,157
30,821	@@	Aspen Insurance Holdings Ltd.	671,590
30,300		Delphi Financial Group	328,452
24,200	@@	Platinum Underwriters Holdings Ltd.	678,568
9,951	@	ProAssurance Corp.	475,558
24,061		Stewart Information Services Corp.	351,050
18,400		WR Berkley Corp.	382,904
			3,312,279
		Internet: 0.9%
64,319	@	Avocent Corp.	770,542
			770,542
		Investment Companies: 0.4%
76,600		Apollo Investment Corp.	316,358
			316,358
		Machinery - Diversified: 2.5%
27,436	@	Gardner Denver, Inc.	519,089
19,300		Nordson Corp.	480,570
17,903		Tennant Co.	176,524
31,604		Wabtec Corp.	845,723
			2,021,906
		Media: 0.0%
10,972		Entercom Communications Corp.	11,301
			11,301

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.8%
62,200		Commercial Metals Co.	$635,062
			635,062
		Miscellaneous Manufacturing: 1.3%
38,900		Actuant Corp.	400,281
70,351		Barnes Group, Inc.	655,671
			1,055,952
		Oil & Gas: 3.7%
20,794	@	Bill Barrett Corp.	402,156
45,574	@	Carrizo Oil & Gas, Inc.	484,907
12,400	@	Comstock Resources, Inc.	377,332
63,618	@	EXCO Resources, Inc.	579,560
31,700		Frontier Oil Corp.	432,705
49,400	@	McMoRan Exploration Co.	226,746
25,000	@	Unit Corp.	534,250
			3,037,656
		Oil & Gas Services: 1.8%
10,535		Core Laboratories NV	794,339
23,500	@	Dril-Quip, Inc.	493,970
70,900	@	Tetra Technologies, Inc.	202,774
			1,491,083
		Packaging & Containers: 1.1%
19,130		Silgan Holdings, Inc.	938,518
			938,518
		Pharmaceuticals: 1.8%
107,800	@	Akorn, Inc.	150,920
18,900	@	Mylan Laboratories	234,927
19,478	@	Nektar Therapeutics	87,456
14,338		Omnicare, Inc.	371,784
18,200	@	Onyx Pharmaceuticals, Inc.	545,818
15,300	@	Savient Pharmaceuticals, Inc.	66,096
			1,457,001
		Retail: 5.5%
26,729		Cash America International, Inc.	384,898
44,100	@	Dress Barn, Inc.	437,472
32,196	@	Gymboree Corp.	828,081
36,427	@	Jack in the Box, Inc.	708,141
56,250	@	Jo-Ann Stores, Inc.	677,250
33,279	@	Papa John’s International, Inc.	737,130
7,300		Regis Corp.	91,980
55,497		Stage Stores, Inc.	398,468
104,800	@	Wet Seal, Inc.	262,000
			4,525,420
		Savings & Loans: 2.6%
55,482		First Niagara Financial Group, Inc.	644,701
52,949		NewAlliance Bancshares, Inc.	604,678
32,500		Provident Financial Services, Inc.	303,550
62,098		Westfield Financial, Inc.	584,963
			2,137,892
		Semiconductors: 4.7%
156,900	@	Emulex Corp.	825,294
185,000	@	Entegris, Inc.	112,850
46,700	@	Formfactor, Inc.	675,282
43,700		Micrel, Inc.	290,605
48,100	@	MKS Instruments, Inc.	605,579
85,800	@	ON Semiconductor Corp.	314,028
22,800		Power Integrations, Inc.	418,380
85,282	@, @@	Verigy Ltd.	589,299
			3,831,317
		Software: 5.3%
37,055	@	Ansys, Inc.	747,399
25,300	@	Concur Technologies, Inc.	531,047
63,000	@	Epicor Software Corp.	177,030
40,900	@	Informatica Corp.	527,610
84,600	@	Parametric Technology Corp.	688,644
36,100	@	Progress Software Corp.	575,434
44,600	@	Solera Holdings, Inc.	927,231
67,950	@	THQ, Inc.	169,875
			4,344,270
		Telecommunications: 3.2%
12,100		Adtran, Inc.	174,724
97,059		Alaska Communications Systems Group, Inc.	610,501
32,800		NTELOS Holdings Corp.	628,776
5,300		Otelco, Inc.	48,442
64,121	@	Polycom, Inc.	852,809
79,112	@	RCN Corp.	339,390
			2,654,642
		Transportation: 3.3%
34,998	@	Atlas Air Worldwide Holdings, Inc.	494,872
63,800		Heartland Express, Inc.	789,206
22,300	@	HUB Group, Inc.	400,508
21,600	@	Kirby Corp.	476,064
24,100	@	Old Dominion Freight Line	525,139
			2,685,789
		Total Common Stock
		(Cost $121,509,891)	76,091,617

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 4.6%
		Apartments: 1.1%
27,550		American Campus Communities, Inc.		$471,656
17,100		Mid-America Apartment Communities, Inc.		442,035
				913,691
		Health Care: 0.3%
21,803		Senior Housing Properties Trust		275,154
				275,154
		Mortgage: 1.1%
15,307		Hatteras Financial Corp.		365,072
39,924		Redwood Trust, Inc.		538,974
				904,046
		Office Property: 1.1%
40,400		BioMed Realty Trust, Inc.		344,612
20,800		Corporate Office Properties Trust SBI MD		520,000
				864,612
		Single Tenant: 0.7%
39,197		National Retail Properties, Inc.		563,261
				563,261
		Storage: 0.3%
90,155		U-Store-It Trust		225,388
				225,388
		Total Real Estate Investment Trusts
		(Cost $4,449,214)		3,746,152
EXCHANGE-TRADED FUNDS: 1.8%
		Exchange-Traded Funds: 1.8%
14,666		iShares Russell 2000 Index Fund		573,294
23,970		iShares Russell 2000 Value Index Fund		874,905
		Total Exchange-Traded Funds
		(Cost $1,835,820)		1,448,199
		Total Long-Term Investments
		(Cost $127,794,925)		81,285,968
SHORT-TERM INVESTMENTS: 1.5%
		Affiliated Mutual Fund: 1.5%
1,210,000		ING Institutional Prime Money Market Fund - Class I		1,210,000
		Total Short-Term Investments
		(Cost $1,210,000)		1,210,000
		Total Investments in Securities
		(Cost $129,004,925)*	100.6%	$82,495,968
		Other Assets and Liabilities - Net	(0.6)	(466,039)
		Net Assets	100.0%	$82,029,929

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $130,084,440.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$279,846
		Gross Unrealized Depreciation		(47,868,318)
		Net Unrealized Depreciation		$(47,588,472)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$82,495,968
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$82,495,968	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 90.7%
423,037		ING Index Plus International Equity Fund - Class I		$2,081,344
168,940		ING Index Plus LargeCap Fund - Class I		1,486,676
74,235		ING Index Plus MidCap Fund - Class I		559,733
71,152		ING Index Plus SmallCap Fund - Class I		545,736
1,302,491		ING Intermediate Bond Fund - Class I		10,797,651
253,322		ING Real Estate Fund - Class I		1,524,997
357,283		ING Tactical Asset Allocation Fund - Class I		1,857,871
		Total Affiliated Investment Companies
		(Cost $27,222,487)		18,854,008
SHORT-TERM INVESTMENTS: 5.3%
		Affiliated Mutual Fund: 5.3%
1,115,635		ING Institutional Prime Money Market Fund - Class I		1,115,635
		Total Short-Term Investments
		(Cost $1,115,635)		1,115,635
		Total Investments in Affiliated Investment Companies
		(Cost $28,338,122)*	96.0%	$19,969,643
		Other Assets and Liabilities - Net	4.0	824,670
		Net Assets	100.0%	$20,794,313

	*	Cost for federal income tax purposes is $30,595,621.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(10,625,978)
		Net Unrealized Depreciation		$(10,625,978)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$19,969,643
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$19,969,643	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 93.4%
1,660,759		ING Index Plus International Equity Fund - Class I		$8,170,934
766,077		ING Index Plus LargeCap Fund - Class I		6,741,479
384,696		ING Index Plus MidCap Fund - Class I		2,900,604
368,652		ING Index Plus SmallCap Fund - Class I		2,827,558
584,791		ING Intermediate Bond Fund - Class I		4,847,921
263,065		ING Real Estate Fund - Class I		1,583,651
924,946		ING Tactical Asset Allocation Fund - Class I		4,809,721
		Total Affiliated Investment Companies
		(Cost $55,210,187)		31,881,868
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.3%
770,607		ING Institutional Prime Money Market Fund - Class I		770,607
		Total Short-Term Investments
		(Cost $770,607)		770,607
		Total Investments in Affiliated Investment Companies
		(Cost $55,980,794)*	95.7%	$32,652,475
		Other Assets and Liabilities - Net	4.3	1,482,342
		Net Assets	100.0%	$34,134,817

	*	Cost for federal income tax purposes is $60,397,086.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(27,744,611)
		Net Unrealized Depreciation		$(27,744,611)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,652,475
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$32,652,475	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 93.4%
1,258,119		ING Index Plus International Equity Fund - Class I		$6,189,945
460,491		ING Index Plus LargeCap Fund - Class I		4,052,325
269,769		ING Index Plus MidCap Fund - Class I		2,034,062
258,579		ING Index Plus SmallCap Fund - Class I		1,983,299
1,512,981		ING Intermediate Bond Fund - Class I		12,542,611
369,275		ING Real Estate Fund - Class I		2,223,037
972,201		ING Tactical Asset Allocation Fund - Class I		5,055,447
		Total Affiliated Investment Companies
		(Cost $54,293,382)		34,080,726
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 3.3%
1,214,803		ING Institutional Prime Money Market Fund - Class I		1,214,802
		Total Short-Term Investments
		(Cost $1,214,802)		1,214,802
		Total Investments in Affiliated Investment Companies
		(Cost $55,508,184)*	96.7%	$35,295,528
		Other Assets and Liabilities - Net	3.3	1,221,532
		Net Assets	100.0%	$36,517,060

	*	Cost for federal income tax purposes is $61,192,860.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(25,897,332)
		Net Unrealized Depreciation		$(25,897,332)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$35,295,528
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$35,295,528	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 89.8%
		Advertising: 0.1%
3,850	@	Interpublic Group of Cos., Inc.	$14,669
2,740		Omnicom Group	65,842
			80,511
		Aerospace/Defense: 2.1%
5,920	S	Boeing Co.	186,125
3,080	S	General Dynamics Corp.	134,966
1,010		Goodrich Corp.	33,471
970		L-3 Communications Holdings, Inc.	65,621
2,730	S	Lockheed Martin Corp.	172,290
2,800	S	Northrop Grumman Corp.	104,608
3,280	S	Raytheon Co.	131,102
1,230		Rockwell Collins, Inc.	38,376
7,870	S	United Technologies Corp.	321,332
			1,187,891
		Agriculture: 1.9%
16,650	S	Altria Group, Inc.	257,076
5,180	S	Archer-Daniels-Midland Co.	138,099
1,357		Lorillard, Inc.	79,303
16,350	S	Philip Morris International, Inc.	547,235
1,310	S	Reynolds American, Inc.	43,990
			1,065,703
		Airlines: 0.1%
5,870		Southwest Airlines Co.	34,574
			34,574
		Apparel: 0.4%
2,770	@, S	Coach, Inc.	38,725
890		Jones Apparel Group, Inc.	2,394
3,060	S	Nike, Inc.	127,082
540		Polo Ralph Lauren Corp.	18,614
840		VF Corp.	43,596
			230,411
		Auto Manufacturers: 0.2%
18,210	@	Ford Motor Co.	36,420
4,590		General Motors Corp.	10,328
2,910		Paccar, Inc.	72,954
			119,702
		Auto Parts & Equipment: 0.1%
1,950	@	Goodyear Tire & Rubber Co.	8,658
4,810		Johnson Controls, Inc.	54,738
			63,396
		Banks: 5.0%
51,982	S	Bank of America Corp.	205,329
9,180	S	Bank of New York Mellon Corp.	203,521
4,390		BB&T Corp.	70,811
3,160	S	Capital One Financial Corp.	38,078
43,870	S	Citigroup, Inc.	65,805
1,110	S	Comerica, Inc.	16,661
4,670		Fifth Third Bancorp.	9,854
1,737		First Horizon National Corp.	15,928
3,610	S	Goldman Sachs Group, Inc.	328,799
3,010		Huntington Bancshares, Inc.	4,395
30,334	S	JPMorgan Chase & Co.	693,132
3,930		Keycorp	27,549
670		M&T Bank Corp.	24,522
2,120		Marshall & Ilsley Corp.	9,710
8,930	S	Morgan Stanley	174,492
1,800		Northern Trust Corp.	99,990
3,565		PNC Financial Services Group, Inc.	97,467
5,650		Regions Financial Corp.	19,323
3,410		State Street Corp.	86,171
2,910		SunTrust Bank	35,007
14,240	S	US Bancorp.	203,774
34,373	S	Wells Fargo & Co.	415,913
990		Zions Bancorp.	9,276
			2,855,507
		Beverages: 2.5%
900	S	Brown-Forman Corp.	38,682
16,060	S	Coca-Cola Co.	656,051
2,720	S	Coca-Cola Enterprises, Inc.	31,226
1,630	@, S	Constellation Brands, Inc.	21,272
2,100	@, S	Dr Pepper Snapple Group, Inc.	29,505
1,110		Molson Coors Brewing Co.	39,105
1,110		Pepsi Bottling Group, Inc.	20,535
12,680	S	PepsiCo, Inc.	610,415
			1,446,791

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 2.1%
8,560	@, S	Amgen, Inc.	$418,841
2,420	@, S	Biogen Idec, Inc.	111,417
3,630	@, S	Celgene Corp.	162,370
2,220	@, S	Genzyme Corp.	135,265
7,550	@, S	Gilead Sciences, Inc.	338,240
1,127	@	Life Technologies Corp.	32,852
430	@	Millipore Corp.	23,676
			1,222,661
		Building Materials: 0.0%
2,910		Masco Corp.	14,987
			14,987
		Chemicals: 1.8%
1,710		Air Products & Chemicals, Inc.	79,088
600	S	CF Industries Holdings, Inc.	38,598
7,550	S	Dow Chemical Co.	54,058
690		Eastman Chemical Co.	14,173
1,330	S	Ecolab, Inc.	42,267
7,230	S	EI Du Pont de Nemours & Co.	135,635
690		International Flavors & Fragrances, Inc.	18,154
4,390	S	Monsanto Co.	334,825
1,230	S	PPG Industries, Inc.	38,204
2,540	S	Praxair, Inc.	144,145
1,010		Rohm & Haas Co.	52,591
940	S	Sherwin-Williams Co.	43,193
1,010		Sigma-Aldrich Corp.	36,057
			1,030,988
		Coal: 0.2%
1,420	S	Consol Energy, Inc.	38,695
800		Massey Energy Co.	9,240
2,220		Peabody Energy Corp.	52,547
			100,482
		Commercial Services: 1.3%
860	@, S	Apollo Group, Inc. - Class A	62,350
4,070	S	Automatic Data Processing, Inc.	138,991
1,060	@	Convergys Corp.	6,837
1,010	S	Equifax, Inc.	21,715
2,790	S	H&R Block, Inc.	53,289
1,350	@, S	Iron Mountain, Inc.	25,083
650	S	Mastercard, Inc.	102,720
2,250		McKesson Corp.	92,295
1,060	@	Monster Worldwide, Inc.	6,985
1,630		Moody’s Corp.	29,259
2,740	S	Paychex, Inc.	60,444
1,210		Robert Half International, Inc.	18,598
1,750		RR Donnelley & Sons Co.	13,633
1,630		Total System Services, Inc.	20,505
5,870		Western Union Co.	65,509
			718,213
		Computers: 4.8%
940	@, S	Affiliated Computer Services, Inc.	43,832
7,230	@, S	Apple, Inc.	645,711
2,540	@, S	Cognizant Technology Solutions Corp.	46,736
1,130	@, S	Computer Sciences Corp.	39,256
13,960	@, S	Dell, Inc.	119,079
16,750	@, S	EMC Corp.	175,875
19,810	S	Hewlett-Packard Co.	575,084
10,900	S	International Business Machines Corp.	1,003,127
840	@	Lexmark International, Inc.	14,398
2,790	@	NetApp, Inc.	37,498
1,800	@	Sandisk Corp.	16,038
6,040	@, S	Sun Microsystems, Inc.	28,267
1,330	@	Teradata Corp.	20,562
			2,765,463
		Cosmetics/Personal Care: 2.6%
3,380	S	Avon Products, Inc.	59,454
4,070	S	Colgate-Palmolive Co.	244,933
990		Estee Lauder Cos., Inc.	22,424
24,270	S	Procter & Gamble Co.	1,169,086
			1,495,897
		Distribution/Wholesale: 0.2%
1,050		Fastenal Co.	31,626
1,230		Genuine Parts Co.	34,612
620	S	WW Grainger, Inc.	41,019
			107,257
		Diversified Financial Services: 1.2%
9,300	S	American Express Co.	112,158
1,800	S	Ameriprise Financial, Inc.	28,692
7,700		Charles Schwab Corp.	97,867
2,580		CIT Group, Inc.	6,321
590	S	CME Group, Inc.	107,616

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,850	S	Discover Financial Services	$22,061
4,600	@, S	E*Trade Financial Corp.	3,680
840	S	Federated Investors, Inc.	15,842
1,190	S	Franklin Resources, Inc.	54,502
640	@	IntercontinentalExchange, Inc.	36,333
3,000		Invesco Ltd.	34,290
1,260		Janus Capital Group, Inc.	5,557
1,080		Legg Mason, Inc.	13,856
1,000	@	Nasdaq Stock Market, Inc.	20,900
2,220		NYSE Euronext	37,474
3,750	@	SLM Corp.	17,250
2,120		T. Rowe Price Group, Inc.	48,209
			662,608
		Electric: 3.7%
5,530	@, S	AES Corp.	34,839
1,280	S	Allegheny Energy, Inc.	30,259
1,750	S	Ameren Corp.	41,615
3,180	S	American Electric Power Co., Inc.	89,199
1,800	S	CMS Energy Corp.	19,908
2,220		Consolidated Edison, Inc.	80,386
1,380	S	Constellation Energy Group, Inc.	27,269
4,690	S	Dominion Resources, Inc.	141,544
1,230	S	DTE Energy Co.	32,927
10,190	S	Duke Energy Corp.	137,259
4,220	@, S	Dynegy, Inc. - Class A	5,486
2,780	S	Edison International	75,672
1,600	S	Entergy Corp.	107,824
5,280	S	Exelon Corp.	249,322
2,640	S	FirstEnergy Corp.	112,358
3,180	S	FPL Group, Inc.	144,149
690		Integrys Energy Group, Inc.	16,595
2,910	S	Pacific Gas & Electric Co.	111,220
1,630	S	Pepco Holdings, Inc.	24,450
940		Pinnacle West Capital Corp.	24,684
3,060		PPL Corp.	85,343
2,120		Progress Energy, Inc.	75,090
4,070	S	Public Service Enterprise Group, Inc.	111,070
1,050		SCANA Corp.	31,637
6,220	S	Southern Co.	188,528
1,750		TECO Energy, Inc.	16,783
920		Wisconsin Energy Corp.	36,634
3,430		Xcel Energy, Inc.	60,848
			2,112,898
		Electrical Components & Equipment: 0.3%
6,240	S	Emerson Electric Co.	166,920
1,110		Molex, Inc.	12,621
			179,541
		Electronics: 0.5%
2,890	@, S	Agilent Technologies, Inc.	40,084
1,350	S	Amphenol Corp.	34,317
1,050	@	Flir Systems, Inc.	21,431
1,780	S	Jabil Circuit, Inc.	7,369
1,010		PerkinElmer, Inc.	13,009
3,280	@, S	Thermo Electron Corp.	118,933
3,750	@@	Tyco Electronics Ltd.	35,550
940	@	Waters Corp.	33,107
			303,800
		Engineering & Construction: 0.1%
1,330		Fluor Corp.	44,223
960	@	Jacobs Engineering Group, Inc.	32,390
			76,613
		Entertainment: 0.0%
2,640		International Game Technology	23,285
			23,285
		Environmental Control: 0.3%
2,665		Republic Services, Inc.	53,034
650	@	Stericycle, Inc.	31,187
3,970	S	Waste Management, Inc.	107,190
			191,411
		Food: 2.1%
1,750	S	Campbell Soup Co.	46,848
3,650	S	ConAgra Foods, Inc.	55,042
1,110	@	Dean Foods Co.	22,700
2,790	S	General Mills, Inc.	146,419
1,230		Hershey Co.	41,439
2,680		HJ Heinz Co.	87,556
1,000		JM Smucker Co.	37,120
1,970	S	Kellogg Co.	76,672
11,910	S	Kraft Foods, Inc.	271,310
5,280	S	Kroger Co.	109,138
1,010		McCormick & Co., Inc.	31,664
3,380		Safeway, Inc.	62,530

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
5,750		Sara Lee Corp.	$44,333
1,750		Supervalu, Inc.	27,318
4,860	S	Sysco Corp.	104,490
2,420		Tyson Foods, Inc.	20,401
1,110		Whole Foods Market, Inc.	13,487
			1,198,467
		Forest Products & Paper: 0.1%
3,380		International Paper Co.	19,232
1,330		MeadWestvaco Corp.	12,422
1,770		Weyerhaeuser Co.	42,763
			74,417
		Gas: 0.3%
2,790	S	CenterPoint Energy, Inc.	28,793
420		Nicor, Inc.	13,180
2,220		NiSource, Inc.	19,425
1,970		Sempra Energy	81,893
			143,291
		Hand/Machine Tools: 0.1%
620		Black & Decker Corp.	14,675
630		Snap-On, Inc.	14,862
690		Stanley Works	18,464
			48,001
		Healthcare - Products: 4.2%
5,080	S	Baxter International, Inc.	258,623
1,950	S	Becton Dickinson & Co.	120,686
12,130	@, S	Boston Scientific Corp.	85,153
4,070	@@, S	Covidien Ltd.	128,897
840	S	CR Bard, Inc.	67,418
1,000	S	Densply International, Inc.	23,120
1,210	@	Hospira, Inc.	28,072
250	@	Intuitive Surgical, Inc.	22,740
22,620	S	Johnson & Johnson	1,131,000
9,080	S	Medtronic, Inc.	268,677
860	@	Patterson Cos., Inc.	15,540
2,790	@	St. Jude Medical, Inc.	92,516
1,950		Stryker Corp.	65,657
1,010	@	Varian Medical Systems, Inc.	30,815
1,800	@	Zimmer Holdings, Inc.	63,036
			2,401,950
		Healthcare - Services: 1.1%
3,770	S	Aetna, Inc.	89,990
2,220	S	Cigna Corp.	34,987
1,110	@, S	Coventry Health Care, Inc.	12,787
800	@, S	DaVita, Inc.	37,536
1,310	@, S	Humana, Inc.	31,008
890	@	Laboratory Corp. of America Holdings	48,959
1,210		Quest Diagnostics	55,454
3,350	@	Tenet Healthcare Corp.	3,719
9,840	S	UnitedHealth Group, Inc.	193,356
4,090	@, S	WellPoint, Inc.	138,733
			646,529
		Holding Companies - Diversified: 0.0%
1,400	@	Leucadia National Corp.	20,482
			20,482
		Home Builders: 0.1%
1,010		Centex Corp.	6,272
2,220		D.R. Horton, Inc.	18,759
690		KB Home	6,141
1,160		Lennar Corp.	7,749
1,750	S	Pulte Homes, Inc.	16,065
			54,986
		Home Furnishings: 0.0%
620		Harman International Industries, Inc.	6,584
760		Whirlpool Corp.	16,895
			23,479
		Household Products/Wares: 0.4%
990	S	Avery Dennison Corp.	19,949
1,110	S	Clorox Co.	53,946
1,110		Fortune Brands, Inc.	26,363
3,280	S	Kimberly-Clark Corp.	154,521
			254,779
		Housewares: 0.0%
2,220		Newell Rubbermaid, Inc.	12,543
			12,543
		Insurance: 1.8%
3,850	S	Aflac, Inc.	64,526
4,340	S	Allstate Corp.	73,042
21,780		American International Group, Inc.	9,148
2,290	S	AON Corp.	87,570
990		Assurant, Inc.	20,196
2,910	S	Chubb Corp.	113,606
1,230	S	Cincinnati Financial Corp.	25,264

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,630		Genworth Financial, Inc.	$4,392
2,540		Hartford Financial Services Group, Inc.	15,494
2,120		Lincoln National Corp.	18,211
2,976		Loews Corp.	59,074
4,170	S	Marsh & McLennan Cos., Inc.	74,768
1,700	@	MBIA, Inc.	4,658
6,550	S	Metlife, Inc.	120,913
2,120		Principal Financial Group, Inc.	16,939
5,550	@	Progressive Corp.	64,214
3,300		Prudential Financial, Inc.	54,153
840	S	Torchmark Corp.	17,304
4,810	S	Travelers Cos., Inc.	173,882
2,790		UnumProvident Corp.	28,402
2,780	@@	XL Capital, Ltd.	9,202
			1,054,958
		Internet: 2.2%
1,330	@	Akamai Technologies, Inc.	24,060
2,740	@, S	Amazon.com, Inc.	177,525
8,780	@, S	eBay, Inc.	95,439
1,800	@	Expedia, Inc.	14,346
1,920	@, S	Google, Inc. - Class A	648,941
1,150	@	McAfee, Inc.	32,143
6,810	@	Symantec Corp.	94,182
1,630	@	VeriSign, Inc.	31,508
11,180	@, S	Yahoo!, Inc.	147,911
			1,266,055
		Investment Companies: 0.0%
1,780		American Capital Ltd.	2,403
			2,403
		Iron/Steel: 0.2%
1,000		AK Steel Holding Corp.	6,180
940	S	Allegheny Technologies, Inc.	18,490
2,720	S	Nucor Corp.	91,528
960		United States Steel Corp.	18,883
			135,081
		Leisure Time: 0.2%
3,430	S	Carnival Corp.	67,091
1,900		Harley-Davidson, Inc.	19,190
			86,281
		Lodging: 0.1%
2,420		Marriott International, Inc.	34,267
1,570		Starwood Hotels & Resorts Worldwide, Inc.	18,196
1,380		Wyndham Worldwide Corp.	5,092
400	@	Wynn Resorts Ltd.	8,380
			65,935
		Machinery - Construction & Mining: 0.2%
4,880	S	Caterpillar, Inc.	120,097
			120,097
		Machinery - Diversified: 0.3%
1,700	S	Cummins, Inc.	35,360
3,380	S	Deere & Co.	92,916
600		Flowserve Corp.	30,282
1,090		Manitowoc Co., Inc.	4,469
1,110		Rockwell Automation, Inc.	22,311
			185,338
		Media: 2.0%
5,550	S	CBS Corp. - Class B	23,699
23,580	S	Comcast Corp. — Class A	307,955
4,400	@, S	DIRECTV Group, Inc.	87,736
1,800		Gannett Co., Inc.	5,832
2,740		McGraw-Hill Cos., Inc.	54,060
320		Meredith Corp.	4,112
1,060		New York Times Co.	4,378
18,580	S	News Corp. - Class A	103,305
900		Scripps Networks Interactive - Class A	17,919
29,020	S	Time Warner, Inc.	221,423
4,980	@, S	Viacom - Class B	76,642
15,050	S	Walt Disney Co.	252,389
40		Washington Post	14,420
			1,173,870
		Metal Fabricate/Hardware: 0.1%
1,110		Precision Castparts Corp.	61,527
			61,527
		Mining: 0.6%
6,640	S	Alcoa, Inc.	41,367
3,320		Freeport-McMoRan Copper & Gold, Inc.	100,994
3,850	S	Newmont Mining Corp.	160,276
890		Titanium Metals Corp.	5,198
890		Vulcan Materials Co.	36,855
			344,690

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 3.0%
5,750	S	3M Co.	$261,395
1,330		Cooper Industries Ltd.	28,050
2,100	S	Danaher Corp.	106,596
1,410	S	Dover Corp.	35,165
2,320		Eastman Kodak Co.	7,401
1,310	S	Eaton Corp.	47,357
85,460	S	General Electric Co.	727,265
5,920	S	Honeywell International, Inc.	158,834
3,080		Illinois Tool Works, Inc.	85,624
2,729	@@	Ingersoll-Rand Co.	38,697
1,550		ITT Corp.	57,893
1,230	S	Leggett & Platt, Inc.	14,059
1,010		Pall Corp.	24,008
1,290	S	Parker Hannifin Corp.	43,047
1,950		Textron, Inc.	11,018
3,850	@@	Tyco International Ltd.	77,193
			1,723,602
		Office/Business Equipment: 0.1%
1,750		Pitney Bowes, Inc.	33,758
6,950		Xerox Corp.	36,001
			69,759
		Oil & Gas: 10.9%
3,750	S	Anadarko Petroleum Corp.	131,063
2,790	S	Apache Corp.	164,861
1,000	S	Cabot Oil & Gas Corp.	20,370
4,200	S	Chesapeake Energy Corp.	65,688
16,530	S	Chevron Corp.	1,003,536
12,110	S	ConocoPhillips	452,309
3,650	S	Devon Energy Corp.	159,396
600		Diamond Offshore Drilling	37,584
1,110	S	ENSCO International, Inc.	27,284
2,050	S	EOG Resources, Inc.	102,582
950		EQT Corp.	29,213
41,480	S	ExxonMobil Corp.	2,816,492
2,320	S	Hess Corp.	126,881
5,750	S	Marathon Oil Corp.	133,803
1,580	S	Murphy Oil Corp.	66,060
2,320	@, @@	Nabors Industries Ltd.	22,527
2,220		Noble Corp.	54,590
1,320		Noble Energy, Inc.	60,113
6,660	S	Occidental Petroleum Corp.	345,454
1,000		Pioneer Natural Resources Co.	14,590
1,330		Questar Corp.	38,344
1,210		Range Resources Corp.	43,040
990		Rowan Cos., Inc.	11,989
2,850	@	Southwestern Energy Co.	81,995
1,010	S	Sunoco, Inc.	33,785
1,110		Tesoro Corp.	16,384
4,170	S	Valero Energy Corp.	80,815
4,670	S	XTO Energy, Inc.	147,852
			6,288,600
		Oil & Gas Services: 1.3%
2,640	S	Baker Hughes, Inc.	77,378
2,420	S	BJ Services Co.	23,401
1,800	@, S	Cameron International Corp.	34,704
7,030	S	Halliburton Co.	114,659
3,260	@	National Oilwell Varco, Inc.	87,140
9,720	S	Schlumberger Ltd.	369,943
1,790		Smith International, Inc.	38,449
			745,674
		Packaging & Containers: 0.2%
740		Ball Corp.	29,815
940		Bemis Co.	17,456
1,150	@	Owens-Illinois, Inc.	17,733
1,110	@	Pactiv Corp.	17,571
1,230		Sealed Air Corp.	13,727
			96,302
		Pharmaceuticals: 6.2%
12,610	S	Abbott Laboratories	596,957
2,600	S	Allergan, Inc.	100,724
1,230	S	AmerisourceBergen Corp.	39,065
16,040	S	Bristol-Myers Squibb Co.	295,296
2,910	S	Cardinal Health, Inc.	94,430
600	@, S	Cephalon, Inc.	39,354
8,120	S	Eli Lilly & Co.	238,566
1,950	@, S	Express Scripts, Inc.	98,085
2,640	@	Forest Laboratories, Inc.	56,602
1,950	@, S	King Pharmaceuticals, Inc.	14,313
4,070	@, S	Medco Health Solutions, Inc.	165,161
17,370	S	Merck & Co., Inc.	420,354
2,640	@	Mylan Laboratories	32,815
54,850	S	Pfizer, Inc.	675,204
13,150	S	Schering-Plough Corp.	228,679

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
990	@	Watson Pharmaceuticals, Inc.	$27,987
10,780	S	Wyeth	440,040
			3,563,632
		Pipelines: 0.3%
5,750	S	El Paso Corp.	38,813
4,980		Spectra Energy Corp.	64,740
4,710		Williams Cos., Inc.	53,223
			156,776
		Real Estate: 0.0%
1,380	@	CB Richard Ellis Group, Inc.	3,988
			3,988
		Retail: 6.2%
840	S	Abercrombie & Fitch Co.	18,472
1,060	@	Autonation, Inc.	10,579
320	@, S	Autozone, Inc.	45,514
2,120	@, S	Bed Bath & Beyond, Inc.	45,156
2,810	S	Best Buy Co., Inc.	80,984
840	@	Big Lots, Inc.	13,028
3,380	S	Costco Wholesale Corp.	143,109
11,520	S	CVS Caremark Corp.	296,525
1,110		Darden Restaurants, Inc.	30,125
1,110		Family Dollar Stores, Inc.	30,458
1,210	@	GameStop Corp.	32,573
3,750		Gap, Inc.	40,463
13,670	S	Home Depot, Inc.	285,566
1,830		JC Penney Co., Inc.	28,054
2,640	@	Kohl’s Corp.	92,770
2,340		Limited Brands, Inc.	17,995
11,870	S	Lowe’s Cos., Inc.	188,021
3,280		Macy’s, Inc.	25,814
9,000	S	McDonald’s Corp.	470,250
1,190		Nordstrom, Inc.	16,029
2,320	@	Office Depot, Inc.	2,436
1,110		RadioShack Corp.	8,136
540	@	Sears Holding Corp.	19,850
5,850		Staples, Inc.	93,308
5,870	@	Starbucks Corp.	53,711
6,060	S	Target Corp.	171,559
1,010		Tiffany & Co.	19,230
3,280		TJX Cos., Inc.	73,046
8,020	S	Walgreen Co.	191,357
18,070	S	Wal-Mart Stores, Inc.	889,767
3,750		Yum! Brands, Inc.	98,550
			3,532,435
		Savings & Loans: 0.2%
4,170		Hudson City Bancorp., Inc.	43,243
2,550		People’s United Financial, Inc.	44,396
			87,639
		Semiconductors: 2.2%
5,060	@	Advanced Micro Devices, Inc.	11,031
2,540	S	Altera Corp.	38,938
2,390	S	Analog Devices, Inc.	44,550
10,780	S	Applied Materials, Inc.	99,284
3,550	@, S	Broadcom Corp.	58,398
45,280	S	Intel Corp.	576,867
1,310		KLA-Tencor Corp.	22,598
1,800		Linear Technology Corp.	39,240
5,180	@	LSI Logic Corp.	15,022
1,800	@	MEMC Electronic Materials, Inc.	27,018
1,430		Microchip Technology, Inc.	26,841
6,170	@, S	Micron Technology, Inc.	19,867
1,650		National Semiconductor Corp.	17,985
940	@	Novellus Systems, Inc.	11,985
4,390	@	Nvidia Corp.	36,349
1,110	@, S	QLogic Corp.	10,234
1,380	@	Teradyne, Inc.	5,699
10,560	S	Texas Instruments, Inc.	151,536
2,220		Xilinx, Inc.	39,250
			1,252,692
		Software: 3.5%
4,240	@, S	Adobe Systems, Inc.	70,808
1,800	@, S	Autodesk, Inc.	22,842
1,430	@, S	BMC Software, Inc.	42,371
3,060	S	CA, Inc.	51,867
1,430	@, S	Citrix Systems, Inc.	29,429
2,120	@	Compuware Corp.	12,529
400	S	Dun & Bradstreet Corp.	29,588
2,700	@, S	Electronic Arts, Inc.	44,037
1,430	S	Fidelity National Information Services, Inc.	25,025
1,230	@	Fiserv, Inc.	40,123
1,430		IMS Health, Inc.	17,904
2,740	@	Intuit, Inc.	62,445

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
62,220	S	Microsoft Corp.	$1,004,853
2,910	@	Novell, Inc.	9,196
31,650	@, S	Oracle Corp.	491,841
1,000	@	Salesforce.com, Inc.	28,000
			1,982,858
		Telecommunications: 6.2%
3,080	@	American Tower Corp.	89,690
47,930	S	AT&T, Inc.	1,139,264
940	S	CenturyTel, Inc.	24,750
890	@	Ciena Corp.	4,779
47,690	@, S	Cisco Systems, Inc.	694,843
12,730	S	Corning, Inc.	134,302
1,110	S	Embarq Corp.	38,817
2,740		Frontier Communications Corp.	19,728
1,050	S	Harris Corp.	39,144
1,800	@	JDS Uniphase Corp.	4,968
4,320	@	Juniper Networks, Inc.	61,387
18,310		Motorola, Inc.	64,451
13,530	S	Qualcomm, Inc.	452,308
12,010		Qwest Communications International, Inc.	40,714
22,970	@, S	Sprint Nextel Corp.	75,571
3,080	@	Tellabs, Inc.	11,704
22,970	S	Verizon Communications, Inc.	655,334
3,550		Windstream Corp.	26,483
			3,578,237
		Textiles: 0.0%
1,110		Cintas Corp.	22,522
			22,522
		Toys/Games/Hobbies: 0.1%
1,010		Hasbro, Inc.	23,119
2,910		Mattel, Inc.	34,454
			57,573
		Transportation: 1.8%
2,210	S	Burlington Northern Santa Fe Corp.	129,882
1,320	S	CH Robinson Worldwide, Inc.	54,622
3,180	S	CSX Corp.	78,482
1,750	S	Expeditors International Washington, Inc.	48,213
2,540	S	FedEx Corp.	109,753
2,930	S	Norfolk Southern Corp.	92,940
550	S	Ryder System, Inc.	12,573
4,090	S	Union Pacific Corp.	153,457
8,140	S	United Parcel Service, Inc. - Class B	335,205
			1,015,127
		Total Common Stock
		(Cost $87,955,020)	51,643,165
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.1%
1,010	S	Apartment Investment & Management Co.	5,272
689	S	AvalonBay Communities, Inc.	29,227
2,220	S	Equity Residential	39,072
			73,571
		Diversified: 0.1%
1,080		Vornado Realty Trust	35,348
			35,348
		Forest Products & Paper: 0.1%
1,330		Plum Creek Timber Co., Inc.	34,886
			34,886
		Health Care: 0.1%
1,950		HCP, Inc.	35,627
900		Health Care Real Estate Investment Trust, Inc.	27,693
			63,320
		Hotels: 0.0%
4,170		Host Hotels & Resorts, Inc.	15,429
			15,429
		Office Property: 0.1%
940	S	Boston Properties, Inc.	34,865
			34,865
		Regional Malls: 0.1%
1,850		Simon Property Group, Inc.	61,235
			61,235
		Shopping Centers: 0.0%
1,060	S	Developers Diversified Realty Corp.	3,127
1,800		Kimco Realty Corp.	15,930
			19,057
		Storage: 0.1%
1,010		Public Storage, Inc.	56,035
			56,035
		Warehouse/Industrial: 0.0%
2,120		Prologis	12,275
			12,275

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS (continued)
		Total Real Estate Investment Trusts
		(Cost $1,051,728)		$406,021
		Total Long-Term Investments
		(Cost $89,006,748)		52,049,186
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
606,000	S	ING Institutional Prime Money Market Fund - Class I		606,000
		Total Short-Term Investments
		(Cost $606,000)		606,000
		Total Investments in Securities (Cost $89,612,748)*	91.6%	$52,655,186
		Other Assets and Liabilities - Net	8.4	4,842,954
		Net Assets	100.0%	$57,498,140

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $95,240,811.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$99,939
		Gross Unrealized Depreciation		(42,685,564)
		Net Unrealized Depreciation		$(42,585,625)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$52,655,186	$(223,590)
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$52,655,186	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$455,364	Equity Contracts	$941,605
Futures	Interest Rate Contracts	335,794	Interest Rate Contracts	73,143
Total		$791,158		$1,014,748

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2009 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on February 28, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchanges Index	94	03/20/09	$(451,529)
Euro-Bund	37	03/06/09	92,854
FTSE 100 Index	22	03/20/09	(73,718)
Japan 10-Year Bond (TSE)	3	03/11/09	13,179
MSCI Singapore Index (SGX)	43	03/30/09	(7,216)
OMXS30 Index	94	03/20/09	(8,659)
S&P 500 E-Mini	17	03/20/09	(59,162)
S&P ASX 200 Index (SPI 200)	6	03/19/09	(14,790)
S&P/MIB Index	3	03/20/09	(70,699)
S&P/TSX 60 Index	66	03/19/09	(255,586)
U.S. Treasury 10-Year Note	48	06/19/09	(48,860)
			$(884,186)
Short Contracts
Australia 10-Year Bond	80	03/16/09	$(24,283)
CAC40 10 Euro	41	03/20/09	90,726
Canada 10-Year Bond	59	06/19/09	32,737
DAX Index	12	03/20/09	280,304
Hang Seng Index	8	03/30/09	(246)
IBEX 35 Index	13	03/20/09	41,104
Long Gilt	35	06/26/09	88,033
NIKKEI 225	12	03/12/09	88,134
S&P 500	1	03/19/09	45,822
Swiss Federal Bond	13	03/06/09	18,265
			$660,596

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 27, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 27, 2009